Vanguard® California Tax-Exempt Bond ETF
Schedule of Investments (unaudited)
As of February 28, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (99.1%)
California (99.1%)
	Acalanes Union High School District GO	6.550%	8/1/39	245	280
[1]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	0.000%	10/1/49	955	300
[1]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	0.000%	10/1/51	300	87
[1]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	0.000%	10/1/53	200	50
[1]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	0.000%	10/1/53	550	144
[1,2]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.200% coupon rate effective 10/1/37	0.000%	10/1/51	50	29
[2]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.300% coupon rate effective 10/1/37	0.000%	10/1/47	100	60
[2]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.350% coupon rate effective 10/1/37	0.000%	10/1/48	100	59
[2]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.375% coupon rate effective 10/1/37	0.000%	10/1/49	385	224
[1,2]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.450% coupon rate effective 10/1/37	0.000%	10/1/52	245	141
[3]	Alameda Corridor Transportation Authority Transit Revenue	0.000%	10/1/32	60	47
[1]	Alameda Corridor Transportation Authority Transit Revenue	3.000%	10/1/34	215	201
[1]	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/35	250	257
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/37	150	153
[1]	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/37	350	359
	Alameda County CA Fremont Unified School District GO	2.000%	8/1/43	50	33
	Alameda County Joint Powers Authority Lease (Abatement) Revenue (Highland Hospital Project)	5.000%	12/1/26	10	10
	Alameda County Joint Powers Authority Lease (Abatement) Revenue (Highland Hospital Project)	5.000%	12/1/29	130	144
	Alameda County Joint Powers Authority Lease (Abatement) Revenue (Highland Hospital Project)	5.000%	12/1/31	145	167
	Alameda County Joint Powers Authority Lease (Abatement) Revenue (Highland Hospital Project)	5.000%	12/1/32	105	122
	Alameda County Joint Powers Authority Lease (Abatement) Revenue (Highland Hospital Project)	5.000%	12/1/33	10	12
	Alameda County Joint Powers Authority Lease (Abatement) Revenue (Highland Hospital Project)	5.000%	12/1/34	10	12
[1]	Alameda County Oakland Unified School District GO	5.000%	8/1/26	110	111
	Alameda County Oakland Unified School District GO	5.000%	8/1/28	60	62
	Alameda County Oakland Unified School District GO	5.000%	8/1/29	55	57
[4]	Alameda County Oakland Unified School District GO	5.000%	8/1/35	35	39
[1]	Alameda County Oakland Unified School District GO	3.000%	8/1/40	70	62
	Alameda County Oakland Unified School District GO	3.000%	8/1/41	120	100
[4]	Alameda County Oakland Unified School District GO	4.000%	8/1/46	220	220
[1]	Alameda County Oakland Unified School District GO	5.250%	8/1/48	250	275
	Alameda County Oakland Unified School District GO, Prere.	5.000%	8/1/25	50	51
	Alameda County Transportation Commission Sales Tax Revenue	5.000%	3/1/45	30	33
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/33	50	55
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/50	295	297
[1]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	0.000%	9/1/25	175	172
[1]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	0.000%	9/1/27	55	51
[1]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	0.000%	9/1/28	100	89
[1]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	0.000%	9/1/29	180	156
[1]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	0.000%	9/1/30	20	17
[1]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	0.000%	9/1/31	165	133
[1]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	0.000%	9/1/32	120	93
[1]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project), ETM	0.000%	9/1/36	250	171
	Antelope Valley Community College District GO	3.000%	8/1/50	30	23
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/25	85	85
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/26	35	36
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/27	640	674
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/27	145	153
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/28	435	469
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/28	10	11
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/28	15	16
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/29	85	94
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/30	70	79
[5]	Bay Area Toll Authority Highway Revenue	5.000%	4/1/30	200	225
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/31	50	51

Vanguard® California Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/31	50	57
	Bay Area Toll Authority Highway Revenue	3.000%	4/1/32	240	237
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/32	470	480
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/33	500	510
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/33	150	176
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/34	20	24
	Bay Area Toll Authority Highway Revenue	3.250%	4/1/36	40	39
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/36	40	47
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/37	180	182
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/38	35	35
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/40	65	73
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/42	515	516
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/42	35	39
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/43	730	801
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/44	350	382
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/45	300	326
	Bay Area Toll Authority Highway Revenue	3.500%	4/1/47	265	233
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/47	455	453
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/49	50	49
	Bay Area Toll Authority Highway Revenue	3.000%	4/1/54	1,020	787
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/54	25	27
	Bay Area Toll Authority Highway Revenue	2.600%	4/1/56	1,050	702
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/56	160	157
	Bay Area Toll Authority Highway Revenue PUT	2.125%	4/1/25	890	889
	Bay Area Toll Authority Highway Revenue PUT	2.850%	4/1/25	340	340
	Bay Area Toll Authority Highway Revenue PUT	2.625%	4/1/26	425	423
	Bay Area Toll Authority Highway Revenue PUT	2.950%	4/1/26	45	45
	Bay Area Toll Authority Highway Revenue PUT	2.000%	4/1/28	250	240
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/27	730	769
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/29	60	66
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	10/1/29	25	28
	Berkeley CA GO	3.250%	9/1/45	165	142
	Beverly Hills CA Unified School District GO	0.000%	8/1/30	500	430
	Beverly Hills CA Unified School District GO	0.000%	8/1/31	25	21
	Beverly Hills CA Unified School District GO	0.000%	8/1/33	30	23
	Beverly Hills CA Unified School District GO	0.000%	8/1/34	30	22
	Beverly Hills CA Unified School District GO	0.000%	8/1/37	150	90
	Beverly Hills CA Unified School District GO	0.000%	8/1/38	20	11
	Beverly Hills CA Unified School District GO	0.000%	8/1/39	40	22
	Beverly Hills CA Unified School District GO	3.000%	8/1/44	55	47
	Burbank CA Electric Power & Light Revenue	5.000%	6/1/48	125	133
	Burbank CA Electric Power & Light Revenue	5.000%	6/1/53	200	211
[1]	Burbank-Glendale-Pasadena Airport Authority Brick Campaign Port, Airport & Marina Revenue	4.000%	7/1/54	250	243
	California Department of Water Resources Water Revenue	5.000%	12/1/25	25	25
	California Department of Water Resources Water Revenue	5.000%	12/1/25	100	102
	California Department of Water Resources Water Revenue	5.000%	12/1/26	115	120
	California Department of Water Resources Water Revenue	5.000%	12/1/26	150	157
	California Department of Water Resources Water Revenue	5.000%	12/1/26	15	16
	California Department of Water Resources Water Revenue	5.000%	12/1/27	80	86
	California Department of Water Resources Water Revenue	5.000%	12/1/27	55	59
	California Department of Water Resources Water Revenue	5.000%	12/1/27	115	120
	California Department of Water Resources Water Revenue	5.000%	12/1/28	285	297
	California Department of Water Resources Water Revenue	5.000%	12/1/28	100	109
	California Department of Water Resources Water Revenue	5.000%	12/1/28	75	82
	California Department of Water Resources Water Revenue	5.000%	12/1/29	65	68
	California Department of Water Resources Water Revenue	5.000%	12/1/29	25	28
	California Department of Water Resources Water Revenue	5.000%	12/1/29	205	227
	California Department of Water Resources Water Revenue	5.000%	12/1/30	75	83
	California Department of Water Resources Water Revenue	4.000%	12/1/31	85	86
	California Department of Water Resources Water Revenue	5.000%	12/1/31	105	119
	California Department of Water Resources Water Revenue	5.000%	12/1/31	150	156
	California Department of Water Resources Water Revenue	5.000%	12/1/31	105	116
	California Department of Water Resources Water Revenue	5.000%	12/1/32	35	40
	California Department of Water Resources Water Revenue	5.000%	12/1/32	25	27
	California Department of Water Resources Water Revenue	5.000%	12/1/32	180	191
	California Department of Water Resources Water Revenue	5.000%	12/1/33	240	271
	California Department of Water Resources Water Revenue	5.000%	12/1/33	210	230
	California Department of Water Resources Water Revenue	5.000%	12/1/34	145	164
	California Department of Water Resources Water Revenue	5.000%	12/1/34	25	27
	California Department of Water Resources Water Revenue	4.000%	12/1/35	185	188

Vanguard® California Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California Department of Water Resources Water Revenue	5.000%	12/1/35	235	264
California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/28	75	82
California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/28	15	16
California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/29	190	212
California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/29	10	11
California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/30	80	91
California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/30	40	46
California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/31	140	162
California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/32	60	69
California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/33	70	80
California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/33	55	64
California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/34	10	12
California Department of Water Resources Water Revenue (Central Valley Project)	4.000%	12/1/35	90	96
California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/35	15	17
California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/26	150	157
California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/27	85	91
California Department of Water Resources Water Revenue, Prere.	5.000%	6/1/29	60	66
California Educational Facilities Authority College & University Revenue	5.000%	6/1/33	600	713
California Educational Facilities Authority College & University Revenue	5.000%	4/1/39	275	275
California Educational Facilities Authority College & University Revenue	5.000%	4/1/40	1,905	1,908
California Educational Facilities Authority College & University Revenue	5.000%	4/1/42	100	102
California Educational Facilities Authority College & University Revenue	5.000%	6/1/43	300	364
California Educational Facilities Authority College & University Revenue	5.000%	6/1/43	490	594
California Educational Facilities Authority College & University Revenue	5.000%	10/1/43	10	10
California Educational Facilities Authority College & University Revenue	5.250%	10/1/44	15	16
California Educational Facilities Authority College & University Revenue	5.000%	12/1/44	150	152
California Educational Facilities Authority College & University Revenue	5.000%	5/1/45	660	792
California Educational Facilities Authority College & University Revenue	5.000%	6/1/46	590	700
California Educational Facilities Authority College & University Revenue	4.000%	4/1/47	285	278
California Educational Facilities Authority College & University Revenue	5.000%	10/1/48	210	217
California Educational Facilities Authority College & University Revenue	5.000%	5/1/49	1,180	1,393
California Educational Facilities Authority College & University Revenue	2.250%	4/1/51	650	451
California Educational Facilities Authority College & University Revenue	5.000%	4/1/51	355	419
California Educational Facilities Authority College & University Revenue	5.500%	10/1/53	10	10
California Educational Facilities Authority College & University Revenue, Prere.	4.000%	1/1/26	100	101
California Educational Facilities Authority College & University Revenue, Prere.	5.000%	4/1/26	85	87
California Educational Facilities Authority College & University Revenue, Prere.	5.000%	4/1/26	40	41
California Enterprise Development Authority Lease (Abatement) Revenue (Riverside County-Mead Valley Wellness Village Project)	5.250%	11/1/49	100	111
California Enterprise Development Authority Lease (Abatement) Revenue (Riverside County-Mead Valley Wellness Village Project)	5.250%	11/1/49	90	94
California Enterprise Development Authority Lease (Abatement) Revenue (Riverside County-Mead Valley Wellness Village Project)	5.250%	11/1/54	455	504
California Enterprise Development Authority Lease (Abatement) Revenue (Riverside County-Mead Valley Wellness Village Project)	5.500%	11/1/59	200	225
California Enterprise Development Authority Lease (Abatement) Revenue (Riverside County-Mead Valley Wellness Village Project)	5.500%	11/1/59	100	104
California Enterprise Development Authority Private School Revenue (Castilleja School Foundation Project)	4.000%	6/1/54	100	95
California GO	5.000%	3/1/25	90	90
California GO	5.000%	3/1/25	5	5
California GO	5.000%	3/1/25	55	55
California GO	5.000%	4/1/25	260	260
California GO	5.000%	4/1/25	270	271
California GO	5.000%	8/1/25	80	81
California GO	5.000%	8/1/25	20	20
California GO	5.000%	8/1/25	110	111
California GO	5.000%	9/1/25	25	25
California GO	5.000%	9/1/25	105	106
California GO	5.000%	9/1/25	45	46
California GO	5.000%	9/1/25	1,105	1,119
California GO	5.000%	9/1/25	95	96
California GO	4.000%	10/1/25	100	101
California GO	5.000%	10/1/25	180	183
California GO	5.000%	10/1/25	170	172
California GO	4.000%	11/1/25	15	15
California GO	5.000%	11/1/25	165	168
California GO	5.000%	11/1/25	80	81
California GO	3.000%	3/1/26	195	195
California GO	4.000%	3/1/26	45	46
California GO	4.000%	3/1/26	100	102

Vanguard® California Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California GO	5.000%	4/1/26	10	10
	California GO	5.000%	4/1/26	10	10
	California GO	5.000%	8/1/26	535	554
	California GO	5.000%	8/1/26	310	321
	California GO	5.000%	8/1/26	210	212
	California GO	5.000%	8/1/26	200	207
	California GO	5.000%	8/1/26	80	83
	California GO	5.000%	8/1/26	170	176
	California GO	5.000%	8/1/26	250	259
	California GO	4.000%	9/1/26	50	51
	California GO	4.000%	9/1/26	155	159
	California GO	5.000%	9/1/26	450	467
	California GO	5.000%	9/1/26	70	73
	California GO	5.000%	9/1/26	15	16
	California GO	5.000%	9/1/26	105	109
	California GO	5.000%	9/1/26	280	291
	California GO	5.000%	9/1/26	125	130
	California GO	5.000%	9/1/26	230	239
	California GO	5.000%	9/1/26	100	104
	California GO	4.000%	10/1/26	65	67
	California GO	5.000%	10/1/26	595	619
	California GO	5.000%	10/1/26	600	624
	California GO	5.000%	10/1/26	145	148
	California GO	5.000%	10/1/26	85	88
	California GO	5.000%	10/1/26	50	52
	California GO	4.000%	11/1/26	110	113
	California GO	5.000%	11/1/26	690	719
	California GO	5.000%	11/1/26	45	47
	California GO	5.000%	12/1/26	570	595
[6]	California GO	5.000%	2/1/27	200	210
	California GO	3.000%	3/1/27	270	273
	California GO	4.000%	3/1/27	100	103
	California GO	5.000%	4/1/27	360	377
	California GO	5.000%	4/1/27	230	241
	California GO	5.000%	4/1/27	40	42
	California GO	3.500%	8/1/27	65	66
	California GO	5.000%	8/1/27	340	351
	California GO	5.000%	8/1/27	500	517
	California GO	5.000%	8/1/27	80	84
	California GO	5.000%	8/1/27	235	248
	California GO	5.000%	8/1/27	250	264
	California GO	5.000%	8/1/27	125	132
	California GO	4.000%	9/1/27	105	109
	California GO	5.000%	9/1/27	25	26
	California GO	5.000%	9/1/27	15	16
	California GO	5.000%	9/1/27	115	122
	California GO	5.000%	9/1/27	115	122
	California GO	5.000%	9/1/27	15	16
	California GO	5.000%	9/1/27	50	53
	California GO	4.000%	10/1/27	255	264
	California GO	5.000%	10/1/27	450	477
	California GO	5.000%	10/1/27	125	128
	California GO	5.000%	10/1/27	155	164
	California GO	5.000%	10/1/27	50	53
	California GO	5.000%	10/1/27	320	339
	California GO	5.000%	11/1/27	215	228
	California GO	5.000%	11/1/27	240	255
	California GO	5.000%	11/1/27	120	127
	California GO	5.000%	11/1/27	160	170
	California GO	5.000%	11/1/27	140	149
	California GO	5.000%	11/1/27	85	90
	California GO	5.000%	11/1/27	35	37
	California GO	5.000%	12/1/27	310	329
	California GO	3.000%	3/1/28	35	35
	California GO	4.000%	3/1/28	55	57
	California GO	5.000%	4/1/28	325	348
	California GO	5.000%	4/1/28	510	546
	California GO	5.000%	4/1/28	10	11
	California GO	5.000%	8/1/28	220	227
	California GO	5.000%	8/1/28	230	242

Vanguard® California Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California GO	5.000%	8/1/28	55	55
California GO	5.000%	8/1/28	15	16
California GO	5.000%	8/1/28	210	226
California GO	5.000%	8/1/28	130	140
California GO	5.000%	8/1/28	150	161
California GO	4.000%	9/1/28	10	10
California GO	4.000%	9/1/28	75	78
California GO	5.000%	9/1/28	75	78
California GO	5.000%	9/1/28	25	25
California GO	5.000%	9/1/28	215	232
California GO	5.000%	9/1/28	35	36
California GO	5.000%	9/1/28	125	135
California GO	5.000%	9/1/28	80	86
California GO	5.000%	9/1/28	100	108
California GO	5.000%	9/1/28	50	52
California GO	3.000%	10/1/28	60	60
California GO	3.250%	10/1/28	25	25
California GO	5.000%	10/1/28	530	572
California GO	5.000%	10/1/28	135	146
California GO	5.000%	10/1/28	145	157
California GO	5.000%	10/1/28	500	540
California GO	5.000%	10/1/28	205	221
California GO	5.000%	11/1/28	170	180
California GO	5.000%	11/1/28	90	97
California GO	5.000%	11/1/28	535	579
California GO	5.000%	11/1/28	210	227
California GO	5.000%	11/1/28	80	87
California GO	5.000%	12/1/28	340	368
California GO	3.000%	3/1/29	250	249
California GO	3.000%	3/1/29	300	299
California GO	5.000%	3/1/29	205	223
California GO	5.000%	4/1/29	270	294
California GO	5.000%	4/1/29	155	169
California GO	5.000%	4/1/29	205	224
California GO	3.000%	8/1/29	55	55
California GO	5.000%	8/1/29	20	21
California GO	5.000%	8/1/29	80	84
California GO	5.000%	8/1/29	155	156
California GO	5.000%	8/1/29	30	31
California GO	5.000%	8/1/29	310	326
California GO	5.000%	8/1/29	190	200
California GO	5.000%	8/1/29	330	362
California GO	5.000%	8/1/29	45	49
California GO	3.000%	9/1/29	95	95
California GO	4.000%	9/1/29	370	391
California GO	5.000%	9/1/29	40	41
California GO	5.000%	9/1/29	240	248
California GO	5.000%	9/1/29	245	269
California GO	5.000%	9/1/29	255	280
California GO	5.000%	9/1/29	150	165
California GO	5.000%	9/1/29	85	93
California GO	5.000%	10/1/29	375	413
California GO	5.000%	10/1/29	80	82
California GO	5.000%	10/1/29	115	124
California GO	5.000%	10/1/29	65	72
California GO	5.000%	10/1/29	105	116
California GO	5.000%	10/1/29	340	374
California GO	4.000%	11/1/29	160	169
California GO	5.000%	11/1/29	110	121
California GO	5.000%	11/1/29	35	39
California GO	5.000%	11/1/29	50	53
California GO	5.000%	11/1/29	180	198
California GO	5.000%	11/1/29	155	171
California GO	5.000%	12/1/29	105	116
California GO	5.000%	3/1/30	250	250
California GO	5.000%	3/1/30	320	355
California GO	5.000%	3/1/30	90	100
California GO	5.000%	4/1/30	105	114
California GO	5.000%	4/1/30	50	56
California GO	5.000%	4/1/30	605	672

Vanguard® California Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California GO	5.000%	4/1/30	285	310
	California GO	5.000%	8/1/30	10	10
	California GO	5.000%	8/1/30	165	174
	California GO	5.000%	8/1/30	20	21
	California GO	5.000%	8/1/30	205	220
	California GO	5.000%	8/1/30	170	175
	California GO	5.000%	8/1/30	25	28
	California GO	5.000%	9/1/30	230	237
	California GO	5.000%	9/1/30	50	56
	California GO	5.000%	9/1/30	275	307
	California GO	5.000%	9/1/30	155	173
	California GO	5.000%	9/1/30	55	61
	California GO	5.000%	9/1/30	5	6
	California GO	3.500%	10/1/30	110	110
	California GO	5.000%	10/1/30	165	181
	California GO	5.000%	10/1/30	410	441
	California GO	5.000%	10/1/30	320	358
	California GO	4.000%	11/1/30	50	53
	California GO	5.000%	11/1/30	175	185
	California GO	5.000%	11/1/30	645	723
	California GO	5.000%	11/1/30	100	112
	California GO	5.000%	12/1/30	240	269
	California GO	5.000%	3/1/31	285	316
	California GO	5.000%	3/1/31	20	23
	California GO	5.000%	4/1/31	475	536
	California GO	5.000%	4/1/31	190	214
	California GO	5.000%	4/1/31	45	49
	California GO	5.000%	8/1/31	80	84
	California GO	5.000%	8/1/31	290	329
	California GO	3.500%	9/1/31	100	100
	California GO	4.000%	9/1/31	85	86
	California GO	5.000%	9/1/31	225	232
	California GO	5.000%	9/1/31	265	301
	California GO	5.000%	9/1/31	105	119
	California GO	5.000%	9/1/31	125	142
	California GO	5.000%	9/1/31	730	829
	California GO	5.000%	9/1/31	100	114
	California GO	5.000%	9/1/31	200	227
	California GO	5.000%	9/1/31	300	341
	California GO	5.000%	10/1/31	55	60
	California GO	5.000%	10/1/31	195	222
	California GO	5.000%	10/1/31	225	256
	California GO	5.000%	11/1/31	150	168
	California GO	5.000%	11/1/31	165	178
	California GO	5.000%	11/1/31	50	56
	California GO	5.000%	11/1/31	105	120
	California GO	5.000%	12/1/31	160	182
	California GO	5.000%	12/1/31	25	26
	California GO	5.000%	3/1/32	50	55
	California GO	5.000%	4/1/32	150	163
	California GO	5.000%	4/1/32	490	560
	California GO	5.000%	4/1/32	310	354
	California GO	5.000%	4/1/32	90	98
	California GO	5.000%	8/1/32	100	105
	California GO	5.000%	8/1/32	20	21
	California GO	5.000%	8/1/32	680	781
[1]	California GO	5.250%	8/1/32	1,225	1,413
	California GO	2.500%	9/1/32	140	131
	California GO	4.000%	9/1/32	10	10
	California GO	4.000%	9/1/32	10	10
	California GO	4.000%	9/1/32	20	20
	California GO	5.000%	9/1/32	90	93
	California GO	5.000%	9/1/32	10	10
	California GO	5.000%	9/1/32	350	396
	California GO	5.000%	9/1/32	55	63
	California GO	5.000%	9/1/32	160	184
	California GO	5.000%	9/1/32	230	264
	California GO	5.000%	9/1/32	325	374
	California GO	5.000%	9/1/32	235	270
	California GO	5.000%	10/1/32	125	136

Vanguard® California Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California GO	5.000%	10/1/32	30	34
California GO	5.000%	10/1/32	70	79
California GO	5.000%	10/1/32	130	150
California GO	5.000%	11/1/32	220	236
California GO	5.000%	11/1/32	400	446
California GO	5.000%	11/1/32	125	139
California GO	5.000%	11/1/32	200	230
California GO	5.000%	11/1/32	305	340
California GO	5.000%	12/1/32	260	267
California GO	5.000%	3/1/33	65	72
California GO	5.000%	3/1/33	85	94
California GO	5.000%	4/1/33	180	195
California GO	5.000%	4/1/33	230	262
California GO	5.000%	4/1/33	80	93
California GO	3.500%	8/1/33	15	15
California GO	5.000%	8/1/33	15	15
California GO	5.000%	8/1/33	55	55
California GO	5.000%	8/1/33	200	209
California GO	5.000%	8/1/33	760	781
California GO	5.000%	8/1/33	115	134
California GO	5.000%	8/1/33	245	285
California GO	5.000%	8/1/33	125	145
California GO	3.000%	9/1/33	280	276
California GO	5.000%	9/1/33	35	40
California GO	5.000%	9/1/33	65	76
California GO	5.000%	9/1/33	135	157
California GO	5.000%	9/1/33	345	401
California GO	5.000%	9/1/33	45	52
California GO	5.000%	9/1/33	595	692
California GO	3.000%	10/1/33	245	245
California GO	4.000%	10/1/33	140	149
California GO	5.000%	10/1/33	190	220
California GO	5.000%	10/1/33	25	29
California GO	5.000%	3/1/34	315	346
California GO	5.000%	3/1/34	15	17
California GO	4.000%	8/1/34	750	815
California GO	5.000%	8/1/34	95	98
California GO	5.000%	8/1/34	55	65
California GO	4.000%	9/1/34	65	66
California GO	4.000%	9/1/34	10	10
California GO	4.000%	9/1/34	10	11
California GO	5.000%	9/1/34	65	67
California GO	5.000%	9/1/34	50	51
California GO	5.000%	9/1/34	140	160
California GO	5.000%	9/1/34	195	226
California GO	5.000%	9/1/34	500	588
California GO	5.000%	9/1/34	260	306
California GO	5.000%	9/1/34	90	106
California GO	3.000%	10/1/34	165	165
California GO	4.000%	10/1/34	130	135
California GO	4.000%	10/1/34	225	238
California GO	5.000%	10/1/34	445	512
California GO	4.000%	11/1/34	220	232
California GO	5.000%	12/1/34	135	150
California GO	5.000%	3/1/35	700	768
California GO	5.000%	4/1/35	400	431
California GO	5.000%	4/1/35	115	130
California GO	5.000%	4/1/35	275	294
California GO	3.500%	8/1/35	25	25
California GO	4.000%	8/1/35	50	50
California GO	5.000%	8/1/35	75	77
California GO	5.000%	8/1/35	40	42
California GO	5.000%	8/1/35	10	12
California GO	3.000%	9/1/35	50	48
California GO	4.000%	9/1/35	120	121
California GO	4.000%	9/1/35	75	76
California GO	4.000%	9/1/35	50	50
California GO	5.000%	9/1/35	2,000	2,058
California GO	5.000%	9/1/35	80	82
California GO	5.000%	9/1/35	130	148

Vanguard® California Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California GO	5.000%	9/1/35	75	85
California GO	5.000%	9/1/35	85	98
California GO	5.000%	9/1/35	570	663
California GO	5.000%	9/1/35	265	308
California GO	3.000%	10/1/35	75	74
California GO	4.000%	10/1/35	490	516
California GO	5.000%	10/1/35	275	316
California GO	4.000%	11/1/35	200	204
California GO	4.000%	11/1/35	135	142
California GO	5.000%	12/1/35	70	78
California GO	4.000%	3/1/36	1,310	1,363
California GO	5.000%	4/1/36	360	388
California GO	4.000%	8/1/36	575	579
California GO	4.000%	8/1/36	60	64
California GO	5.000%	8/1/36	460	537
California GO	4.000%	9/1/36	105	106
California GO	5.000%	9/1/36	275	283
California GO	5.000%	9/1/36	235	267
California GO	5.000%	9/1/36	10	10
California GO	5.000%	9/1/36	385	447
California GO	3.000%	10/1/36	15	15
California GO	4.000%	10/1/36	115	119
California GO	5.000%	10/1/36	745	853
California GO	4.000%	11/1/36	20	20
California GO	4.000%	11/1/36	10	10
California GO	5.000%	11/1/36	25	27
California GO	5.000%	11/1/36	30	33
California GO	5.000%	12/1/36	170	188
California GO	4.000%	3/1/37	160	166
California GO	5.000%	4/1/37	105	119
California GO	4.000%	8/1/37	5	5
California GO	5.000%	8/1/37	20	21
California GO	5.000%	8/1/37	800	932
California GO	4.000%	9/1/37	425	428
California GO	4.000%	9/1/37	110	117
California GO	5.000%	9/1/37	50	51
California GO	5.000%	9/1/37	558	642
California GO	5.000%	9/1/37	235	272
California GO	3.000%	10/1/37	230	221
California GO	4.000%	10/1/37	185	191
California GO	4.000%	10/1/37	20	21
California GO	5.000%	10/1/37	15	17
California GO	4.000%	11/1/37	60	61
California GO	5.000%	11/1/37	75	79
California GO	5.000%	11/1/37	445	506
California GO	4.000%	3/1/38	250	259
California GO	5.000%	4/1/38	10	11
California GO	4.000%	8/1/38	10	10
California GO	5.000%	9/1/38	185	213
California GO	5.000%	8/1/39	320	371
California GO	5.000%	9/1/39	190	215
California GO	5.000%	9/1/39	140	161
California GO	4.000%	10/1/39	325	332
California GO	5.000%	10/1/39	355	404
California GO	5.000%	11/1/39	45	48
California GO	4.000%	3/1/40	505	519
California GO	3.000%	11/1/40	135	125
California GO	5.000%	9/1/41	340	374
California GO	5.000%	9/1/41	115	131
California GO	4.000%	10/1/41	1,000	1,023
California GO	5.000%	10/1/41	195	214
California GO	3.000%	11/1/41	195	176
California GO	4.000%	4/1/42	210	214
California GO	5.000%	4/1/42	50	52
California GO	5.000%	9/1/42	215	238
California GO	4.000%	10/1/42	165	169
California GO	5.000%	10/1/42	410	437
California GO	5.000%	10/1/42	1,000	1,114
California GO	5.000%	11/1/42	310	344
California GO	4.000%	9/1/43	775	787

Vanguard® California Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California GO	4.000%	9/1/43	100	102
	California GO	5.000%	9/1/43	175	195
	California GO	5.000%	9/1/43	1,000	1,118
	California GO	5.000%	9/1/43	190	213
	California GO	2.250%	11/1/43	110	82
	California GO	2.375%	12/1/43	190	145
	California GO	5.000%	12/1/43	110	119
	California GO	4.000%	8/1/44	250	253
	California GO	5.000%	8/1/44	705	788
	California GO	5.250%	8/1/44	400	455
	California GO	5.000%	9/1/44	110	122
	California GO	5.000%	3/1/45	465	466
	California GO	3.250%	4/1/45	120	105
	California GO	5.000%	8/1/45	1,000	1,006
	California GO	4.000%	9/1/45	225	225
	California GO	5.000%	9/1/45	940	956
	California GO	5.000%	10/1/45	135	148
	California GO	5.250%	10/1/45	75	84
	California GO	4.000%	11/1/45	350	350
	California GO	3.000%	3/1/46	115	97
	California GO	4.000%	3/1/46	60	60
	California GO	4.000%	8/1/46	250	249
	California GO	5.000%	8/1/46	225	228
	California GO	3.000%	9/1/46	220	181
	California GO	5.000%	9/1/46	95	96
	California GO	2.375%	10/1/46	360	262
	California GO	3.000%	12/1/46	255	213
	California GO	5.000%	4/1/47	10	11
	California GO	4.000%	9/1/47	190	192
	California GO	5.250%	9/1/47	390	430
	California GO	4.000%	11/1/47	695	695
	California GO	5.000%	11/1/47	170	176
	California GO	5.000%	9/1/48	475	520
	California GO	4.000%	4/1/49	370	371
	California GO	4.000%	4/1/49	15	15
	California GO	5.000%	4/1/49	25	26
	California GO	4.000%	8/1/49	225	225
	California GO	5.000%	8/1/49	100	110
	California GO	5.500%	8/1/49	425	486
	California GO	3.000%	10/1/49	50	40
	California GO	2.500%	12/1/49	445	318
	California GO	2.500%	3/1/50	1,065	756
	California GO	3.000%	3/1/50	10	8
	California GO	3.000%	3/1/50	460	371
	California GO	4.000%	10/1/50	150	150
	California GO	3.000%	11/1/50	485	390
	California GO	2.375%	10/1/51	220	149
	California GO	3.000%	4/1/52	500	400
	California GO	4.000%	9/1/52	350	350
	California GO	5.000%	9/1/52	20	22
	California GO	5.000%	9/1/53	315	342
	California GO	5.250%	9/1/53	860	948
	California GO	4.000%	8/1/54	265	265
	California GO	5.250%	8/1/54	210	233
	California GO	5.500%	8/1/54	100	114
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/15/25	95	96
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/26	90	94
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/29	40	43
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/49	50	53
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/54	100	106
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/59	75	79
	California Infrastructure & Economic Development Bank Clean Water State Revolving Fund	5.000%	10/1/34	115	123
	California Infrastructure & Economic Development Bank College & University Revenue	5.000%	5/15/42	105	110
	California Infrastructure & Economic Development Bank College & University Revenue	5.000%	5/15/47	355	368
[7]	California Infrastructure & Economic Development Bank Highway Revenue, ETM	5.000%	7/1/25	145	146
[6]	California Infrastructure & Economic Development Bank Highway Revenue, Prere.	5.125%	7/1/26	345	357
[7]	California Infrastructure & Economic Development Bank Highway Revenue, Prere.	5.000%	1/1/28	155	165
[6]	California Infrastructure & Economic Development Bank Highway Revenue, Prere.	5.000%	1/1/28	580	622
[6]	California Infrastructure & Economic Development Bank Highway Revenue, Prere.	5.000%	1/1/28	370	397
	California Infrastructure & Economic Development Bank Intergovernmental Agreement Revenue	5.000%	10/1/52	20	22

Vanguard® California Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/44	100	105
	California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/49	550	574
	California Infrastructure & Economic Development Bank Miscellaneous Revenue, Prere.	4.000%	10/1/26	225	231
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	6/1/28	20	22
	California Infrastructure & Economic Development Bank Recreational Revenue	4.000%	2/1/33	100	101
	California Infrastructure & Economic Development Bank Recreational Revenue	4.000%	11/1/45	385	381
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/25	100	102
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/26	100	104
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/26	25	26
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/27	5	5
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/28	105	113
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/28	40	42
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/28	80	82
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/29	70	75
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/29	35	37
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/30	60	64
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/30	40	41
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/31	155	166
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/32	110	118
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/32	85	100
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/33	35	41
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/33	40	43
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/34	80	93
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/35	15	17
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/36	70	81
	California Infrastructure & Economic Development Bank Water Revenue	4.000%	10/1/38	20	21
	California Infrastructure & Economic Development Bank Water Revenue	4.000%	10/1/40	500	519
	California Infrastructure & Economic Development Bank Water Revenue	4.000%	10/1/45	300	303
	California Infrastructure & Economic Development Bank Water Revenue	4.000%	10/1/47	20	20
	California Infrastructure & Economic Development Bank Water Revenue	4.000%	10/1/48	50	50
	California Municipal Finance Authority College & University Revenue	5.000%	6/1/43	140	143
	California Municipal Finance Authority College & University Revenue	4.000%	6/1/47	115	108
	California Municipal Finance Authority College & University Revenue	5.250%	6/1/53	15	16
	California Municipal Finance Authority College & University Revenue, Prere.	4.000%	1/1/28	25	26
	California Municipal Finance Authority College & University Revenue, Prere.	4.000%	1/1/28	15	16
	California Municipal Finance Authority College & University Revenue, Prere.	5.000%	1/1/28	40	43
	California Municipal Finance Authority Intergovernmental Agreement Revenue (Orange County Civic Center Infrastructure Improvement Program - Phase II)	5.000%	6/1/43	790	824
	California Municipal Finance Authority Intergovernmental Agreement Revenue (Orange County Civic Center Infrastructure Improvement Program - Phase II)	5.000%	6/1/48	40	41
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/39	1,000	1,042
[4]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/46	140	138
[4]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	3.000%	5/15/51	25	20
[4]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	3.000%	5/15/54	255	197
[1]	California School Facilities Financing Authority Intergovernmental Agreement Revenue	0.000%	8/1/49	1,150	325
[8]	California School Finance Authority Charter School Aid Revenue, Prere.	5.000%	8/1/25	65	66
	California State Public Works Board Intergovernmental Agreement Revenue	5.000%	11/1/28	100	108
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/25	35	35
	California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/25	295	297
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/26	380	393
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/26	285	296
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/27	50	53
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/27	210	223
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/28	65	69
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/28	180	194
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/28	40	42
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/29	190	207
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/29	155	163
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/30	430	476
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/30	90	101
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/31	425	478
	California State Public Works Board Lease (Abatement) Revenue	5.000%	3/1/31	10	10
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/31	475	539
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/32	315	360
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/32	265	300
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/33	570	643
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/34	45	51
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/35	185	207
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/36	200	232
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/36	230	257

Vanguard® California Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/38	125	145
California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/39	40	46
California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/41	160	181
California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/42	150	169
California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/42	35	36
California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/44	95	105
California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/44	120	121
California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/45	35	39
California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/45	150	151
California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/49	205	223
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/25	100	101
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/25	15	15
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/25	35	36
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/26	585	606
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/26	500	518
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/26	620	645
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/26	70	73
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/27	80	83
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	5/1/28	100	107
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/28	150	163
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/29	130	143
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/29	95	104
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/29	55	61
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/29	25	26
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/30	25	28
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/30	230	252
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/30	140	157
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	4/1/31	40	41
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/31	100	114
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/31	105	119
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	11/1/31	100	101
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/31	195	213
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/31	10	10
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	4/1/32	50	51
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/32	125	144
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	11/1/32	65	66
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/32	95	104
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/32	145	167
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	4/1/33	30	30
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/33	120	140
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	5/1/34	75	84
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/34	125	147
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/34	275	319
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/34	20	22
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/34	20	21
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/34	55	63
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	5/1/35	10	11
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/35	85	98
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/35	200	234
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/35	210	240
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/36	160	184
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/36	235	274
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/36	40	45
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/37	25	29
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/37	200	233
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/38	50	57
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/38	500	582
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	3.000%	11/1/39	190	179
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.500%	11/1/43	265	278
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/44	240	254
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	3/1/45	115	115
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/45	255	280
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	5/1/46	690	693
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/47	135	146
California State Public Works Board Lease (Abatement) Revenue, ETM	5.000%	10/1/26	15	16
California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/25	55	56
California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/26	80	83
California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/27	130	137
California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/31	125	142
California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/32	25	28

Vanguard® California Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California State Public Works Board Lease (Appropriation) Revenue	5.000%	11/1/32	35	40
	California State Public Works Board Lease (Appropriation) Revenue	5.000%	11/1/34	190	214
	California State Public Works Board Lease (Appropriation) Revenue	4.000%	11/1/35	15	16
	California State Public Works Board Lease (Appropriation) Revenue	4.000%	8/1/37	325	340
	California State Public Works Board Lease (Appropriation) Revenue	4.000%	11/1/38	25	26
	California State Public Works Board Lease (Appropriation) Revenue	4.000%	11/1/41	100	102
	California State Public Works Board Lease (Appropriation) Revenue	4.000%	11/1/46	300	301
	California State Public Works Board Lease (Appropriation) Revenue	5.000%	11/1/46	815	878
	California State Public Works Board Lease (Appropriation) Revenue (Various Capital Projects)	5.000%	11/1/46	190	205
	California State University College & University Revenue	5.000%	11/1/26	980	1,008
	California State University College & University Revenue	5.000%	11/1/27	145	147
	California State University College & University Revenue	5.000%	11/1/27	115	121
	California State University College & University Revenue	5.000%	11/1/27	345	355
	California State University College & University Revenue	5.000%	11/1/28	225	231
	California State University College & University Revenue	5.000%	11/1/28	70	74
	California State University College & University Revenue	5.000%	11/1/29	120	126
	California State University College & University Revenue	5.000%	11/1/29	415	426
	California State University College & University Revenue	5.000%	11/1/30	15	16
	California State University College & University Revenue	5.000%	11/1/30	135	139
	California State University College & University Revenue	5.000%	11/1/30	205	208
	California State University College & University Revenue	5.000%	11/1/31	310	314
	California State University College & University Revenue	5.000%	11/1/31	290	304
	California State University College & University Revenue	5.000%	11/1/31	490	503
	California State University College & University Revenue	5.000%	11/1/32	80	81
	California State University College & University Revenue	5.000%	11/1/32	195	204
	California State University College & University Revenue	5.000%	11/1/32	170	174
	California State University College & University Revenue	5.000%	11/1/33	20	21
	California State University College & University Revenue	5.000%	11/1/33	225	231
	California State University College & University Revenue	5.000%	11/1/33	15	15
	California State University College & University Revenue	4.000%	11/1/34	615	620
	California State University College & University Revenue	5.000%	11/1/35	220	236
	California State University College & University Revenue	5.000%	11/1/35	50	60
	California State University College & University Revenue	5.000%	11/1/36	95	97
	California State University College & University Revenue	5.000%	11/1/36	10	11
	California State University College & University Revenue	5.000%	11/1/36	10	12
	California State University College & University Revenue	3.200%	11/1/37	30	29
	California State University College & University Revenue	4.000%	11/1/37	385	387
	California State University College & University Revenue	5.000%	11/1/37	10	10
	California State University College & University Revenue	5.000%	11/1/37	80	83
	California State University College & University Revenue	4.000%	11/1/38	25	25
	California State University College & University Revenue	5.000%	11/1/38	145	146
	California State University College & University Revenue	5.000%	11/1/38	40	43
	California State University College & University Revenue	5.000%	11/1/39	50	59
	California State University College & University Revenue	5.000%	11/1/41	1,000	1,020
	California State University College & University Revenue	5.000%	11/1/41	25	29
	California State University College & University Revenue	5.000%	11/1/42	500	517
	California State University College & University Revenue	5.000%	11/1/42	100	114
	California State University College & University Revenue	4.000%	11/1/43	105	104
	California State University College & University Revenue	5.000%	11/1/43	480	483
	California State University College & University Revenue	5.000%	11/1/43	15	16
	California State University College & University Revenue	4.000%	11/1/45	250	250
	California State University College & University Revenue	5.000%	11/1/45	1,000	1,017
	California State University College & University Revenue	3.000%	11/1/46	165	135
	California State University College & University Revenue	5.000%	11/1/47	90	93
	California State University College & University Revenue	5.000%	11/1/47	115	116
	California State University College & University Revenue	5.000%	11/1/48	115	120
	California State University College & University Revenue	5.250%	11/1/48	175	195
	California State University College & University Revenue	5.000%	11/1/49	230	241
	California State University College & University Revenue	5.500%	11/1/49	100	114
	California State University College & University Revenue	3.000%	11/1/52	25	19
	California State University College & University Revenue	5.250%	11/1/53	100	111
	California State University College & University Revenue	4.000%	11/1/55	325	322
	California State University College & University Revenue	5.500%	11/1/55	800	912
	California State University College & University Revenue PUT	0.550%	11/1/26	85	81
	California State University College & University Revenue PUT	3.125%	11/1/26	70	70
	California State University Local or Guaranteed Housing Revenue	4.000%	11/1/45	75	75
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	4.000%	2/15/26	105	106
[4]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	4.000%	5/15/46	20	20
	Campbell Union High School District GO, Prere.	5.000%	8/1/26	50	52
	Campbell Union High School District GO, Prere.	5.000%	8/1/26	150	155

Vanguard® California Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Campbell Union High School District GO, Prere.	5.000%	8/1/26	175	181
	Campbell Union School District GO	0.000%	8/1/40	100	55
[1]	Centinela Valley Union High School District GO	3.000%	8/1/44	70	58
[1]	Centinela Valley Union High School District GO	4.000%	8/1/47	100	100
[1]	Centinela Valley Union High School District GO	4.000%	8/1/50	170	170
	Cerritos Community College District GO	0.000%	8/1/29	1,000	874
	Cerritos Community College District GO	3.000%	8/1/44	50	42
	Cerritos Community College District GO	4.000%	8/1/49	70	70
	Chabot-Las Positas Community College District GO	5.000%	8/1/25	15	15
	Chabot-Las Positas Community College District GO	4.000%	8/1/33	75	76
	Chabot-Las Positas Community College District GO	4.000%	8/1/35	150	152
	Chabot-Las Positas Community College District GO	4.000%	8/1/37	105	106
	Chabot-Las Positas Community College District GO	4.000%	8/1/42	200	200
	Chabot-Las Positas Community College District GO	4.000%	8/1/47	95	95
	Chabot-Las Positas Community College District GO	5.250%	8/1/48	60	66
	Chaffey Community College District GO, Prere.	4.000%	6/1/28	35	37
	Chaffey Community College District GO, Prere.	5.000%	6/1/28	215	232
	Chaffey Joint Union High School District GO	0.000%	8/1/40	200	107
	Chino Basin Regional Financing Authority Lease Revenue	4.000%	11/1/25	430	432
	Chino Valley Unified School District GO	0.000%	8/1/40	100	54
	Chino Valley Unified School District GO	4.000%	8/1/45	165	165
	Chino Valley Unified School District GO	0.000%	8/1/47	150	54
	Chino Valley Unified School District GO	0.000%	8/1/48	250	86
	Chino Valley Unified School District GO	5.000%	8/1/55	210	221
	Citrus Community College District GO	5.000%	8/1/49	100	110
[3]	Clovis Unified School District GO	0.000%	8/1/29	70	61
	Clovis Unified School District GO	4.000%	8/1/48	180	180
	Coast Community College District GO	3.000%	8/1/39	45	41
	Coast Community College District GO	0.000%	8/1/41	1,625	833
	Coast Community College District GO	0.000%	8/1/42	95	46
	Coast Community College District GO	0.000%	8/1/43	1,350	613
	Coast Community College District GO, Prere.	4.000%	8/15/25	35	35
	Coast Community College District GO, Prere.	5.000%	8/15/25	170	172
	Coast Community College District GO, Prere.	4.500%	8/1/27	60	63
[4]	Compton CA Unified School District GO	0.000%	6/1/36	250	163
[4]	Compton CA Unified School District GO	0.000%	6/1/40	120	64
[4]	Compton CA Unified School District GO	4.000%	6/1/49	220	219
	Concord CA COP	2.125%	4/1/41	305	222
	Contra Costa Transportation Authority Sales Tax Revenue	5.000%	3/1/31	35	40
	Contra Costa Transportation Authority Sales Tax Revenue	4.000%	3/1/32	65	70
	Contra Costa Transportation Authority Sales Tax Revenue	4.000%	3/1/33	110	118
	Contra Costa Transportation Authority Sales Tax Revenue	4.000%	3/1/34	10	11
	Corona-Norco Unified School District GO	4.000%	8/1/43	50	50
	Corona-Norco Unified School District GO	3.000%	8/1/44	60	50
	Corona-Norco Unified School District GO	4.000%	8/1/44	25	25
	Corona-Norco Unified School District GO	4.000%	8/1/49	425	422
	Corona-Norco Unified School District GO, Prere.	5.000%	8/1/25	30	30
	Corona-Norco Unified School District GO, Prere.	5.000%	8/1/25	20	20
[2]	Cypress School District GO, 8.125% coupon rate effective 8/1/31	0.000%	8/1/50	400	374
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	3.375%	12/1/41	100	95
	Desert Community College District GO	4.000%	8/1/39	100	101
	Desert Community College District GO	4.000%	8/1/51	200	198
	Desert Community College District GO, Prere.	5.000%	2/1/26	100	102
	Desert Community College District GO, Prere.	5.000%	2/1/26	90	92
	Downey Unified School District GO	4.000%	8/1/48	500	501
	Downey Unified School District GO	4.000%	8/1/52	50	50
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/25	310	312
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/28	115	116
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/28	400	423
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/29	25	25
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/29	85	90
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/30	215	216
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/30	320	338
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/30	95	107
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/31	210	222
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/31	20	20
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/31	10	12
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/32	210	221
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/32	95	111

Vanguard® California Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	East Bay Municipal Utility District Water System Water Revenue	4.000%	6/1/33	250	251
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/33	175	184
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/34	30	31
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/35	65	68
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/37	150	151
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/40	595	683
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/43	10	11
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/44	50	56
	East Bay Municipal Utility District Water System Water Revenue	4.000%	6/1/45	30	30
	East Bay Municipal Utility District Water System Water Revenue	4.000%	6/1/45	50	50
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/45	1,000	1,032
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/49	220	241
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/54	150	163
	East County Advanced Water Purification Joint Powers Authority Water Revenue	3.125%	9/1/26	100	100
[1]	East Side Union High School District GO	5.000%	8/1/31	70	80
	Eastern Municipal Water District Financing Authority Water Revenue	5.000%	7/1/33	65	67
	Eastern Municipal Water District Financing Authority Water Revenue	4.000%	7/1/35	80	81
	Eastern Municipal Water District Financing Authority Water Revenue	5.000%	7/1/36	55	61
	Eastern Municipal Water District Water Revenue	5.000%	7/1/42	60	61
	Eastern Municipal Water District Water Revenue	5.000%	7/1/45	50	51
	El Camino Community College District Foundation GO	0.000%	8/1/26	1,085	1,042
	El Camino Community College District Foundation GO	0.000%	8/1/38	175	106
	El Camino Community College District Foundation GO	4.000%	8/1/41	1,010	1,011
	El Dorado Irrigation District Water Revenue, Prere.	5.000%	3/1/26	250	256
	El Monte Union High School District GO	0.000%	6/1/44	200	84
	El Monte Union High School District GO	0.000%	6/1/45	250	99
	El Monte Union High School District GO	0.000%	6/1/46	800	301
	El Monte Union High School District GO	4.000%	6/1/46	285	284
[4]	Elk Grove Unified School District COP	3.125%	2/1/40	175	160
	Elk Grove Unified School District GO	4.000%	8/1/48	70	68
[1]	Folsom Cordova Unified School District GO	4.000%	10/1/44	1,000	1,001
[1]	Fontana Unified School District GO	2.375%	8/1/44	285	200
[6]	Foothill-De Anza Community College District GO	0.000%	8/1/36	100	68
	Foothill-De Anza Community College District GO	3.000%	8/1/40	410	379
	Foothill-De Anza Community College District GO	4.000%	8/1/40	60	60
[1]	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.300%	1/15/29	115	125
[1]	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.500%	1/15/31	100	114
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	6.850%	1/15/42	500	585
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/43	425	423
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/46	195	191
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/46	1,080	1,059
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	3.500%	1/15/53	500	420
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	3.950%	1/15/53	145	134
	Foothill-Eastern Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/26	200	195
	Foothill-Eastern Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/27	290	275
	Foothill-Eastern Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/28	120	111
	Foothill-Eastern Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/29	160	143
	Foothill-Eastern Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/30	80	69
[1]	Fowler Unified School District GO	0.000%	8/1/40	70	38
	Fremont Union High School District GO	3.000%	8/1/39	200	185
	Fremont Union High School District GO	4.000%	8/1/46	50	50
	Fresno Unified School District GO	3.000%	8/1/41	405	352
	Fresno Unified School District GO	4.000%	8/1/41	315	315
	Fresno Unified School District GO	4.000%	8/1/46	140	139
	Fresno Unified School District GO	4.000%	8/1/52	210	207
	Glendale CA Community College District GO	4.000%	8/1/46	85	84
	Glendale CA Community College District GO	3.000%	8/1/47	270	213
	Glendale CA Community College District GO	4.000%	8/1/50	500	492
	Glendale CA Community College District GO, Prere.	5.250%	8/1/27	100	107
	Glendale CA Electric Electric Power & Light Revenue	5.000%	2/1/54	135	142
	Glendale CA Electric Power & Light Revenue	5.000%	2/1/51	90	95
	Glendale CA Electric Power & Light Revenue	5.000%	2/1/54	365	383
	Glendale Unified School District GO, Prere.	4.000%	9/1/25	70	71
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/25	600	604
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/25	505	508
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/25	575	578
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/25	600	604
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/27	70	74
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/28	105	113
	Grossmont-Cuyamaca Community College District GO	5.000%	8/1/44	165	173

Vanguard® California Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Grossmont-Cuyamaca Community College District GO	4.000%	8/1/47	245	244
[1]	Hayward Unified School District GO	3.500%	8/1/37	50	50
[1]	Hayward Unified School District GO	4.000%	8/1/42	100	100
[4]	Hayward Unified School District GO	5.000%	8/1/44	80	83
[4]	Hayward Unified School District GO	4.000%	8/1/48	125	123
[1]	Hayward Unified School District GO	4.000%	8/1/50	100	98
	Imperial Irrigation District Electric System Electric Power & Light Revenue	5.000%	11/1/32	40	41
	Imperial Irrigation District Electric System Electric Power & Light Revenue	3.000%	11/1/33	210	205
	Imperial Irrigation District Electric System Electric Power & Light Revenue	5.000%	11/1/34	130	134
	Imperial Irrigation District Electric System Electric Power & Light Revenue	3.125%	11/1/35	195	190
	Imperial Irrigation District Electric System Electric Power & Light Revenue	5.000%	11/1/36	450	460
	Imperial Irrigation District Electric System Electric Power & Light Revenue	5.000%	11/1/37	45	46
	Imperial Irrigation District Electric System Electric Power & Light Revenue	5.000%	11/1/38	625	637
	Imperial Irrigation District Electric System Electric Power & Light Revenue	5.000%	11/1/46	110	112
[4]	Indio Finance Authority Lease (Abatement) Revenue	5.250%	11/1/42	25	28
[4]	Indio Finance Authority Lease (Abatement) Revenue	4.500%	11/1/52	50	51
	Irvine Facilities Financing Authority Lease (Abatement) Revenue (Gateway Preserve Land Acquisition Project)	5.250%	5/1/48	1,085	1,105
	Irvine Facilities Financing Authority Lease (Abatement) Revenue (Gateway Preserve Land Acquisition Project)	4.250%	5/1/53	800	801
[4]	Irvine Facilities Financing Authority Special Tax Revenue (Irvine Great Park Infrastructure Project)	5.000%	9/1/48	185	203
[4]	Irvine Facilities Financing Authority Special Tax Revenue (Irvine Great Park Infrastructure Project)	5.250%	9/1/53	125	139
[4]	Irvine Facilities Financing Authority Special Tax Revenue (Irvine Great Park Infrastructure Project)	4.000%	9/1/58	480	481
	Irvine Ranch Water District Water Service Corp. COP	5.000%	3/1/41	80	82
	Irvine Ranch Water District Water Service Corp. COP	5.000%	3/1/46	200	204
	Kern Community College District GO	5.250%	8/1/38	50	58
	Lakeside San Diego County Union School District GO	0.000%	8/1/35	910	630
	Lakeside Union School District/San Diego County	0.000%	8/1/50	85	26
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/46	15	15
	Lodi CA Unified School District GO	3.000%	8/1/43	135	114
	Long Beach CA Harbor Port, Airport & Marina Revenue	5.000%	5/15/25	120	121
	Long Beach CA Harbor Port, Airport & Marina Revenue	5.000%	5/15/47	25	26
	Long Beach CA Harbor Port, Airport & Marina Revenue	5.000%	5/15/49	25	26
	Long Beach CA Marina System Port, Airport & Marina Revenue	5.000%	5/15/45	100	100
	Long Beach Community College District GO	4.000%	8/1/45	200	200
[2]	Long Beach Community College District GO, 4.750% coupon rate effective 8/1/32	0.000%	8/1/49	200	139
	Long Beach Unified School District GO	4.000%	8/1/30	285	290
	Long Beach Unified School District GO	0.000%	8/1/38	100	57
	Long Beach Unified School District GO	3.000%	8/1/47	55	44
	Long Beach Unified School District GO	3.000%	8/1/48	200	158
	Long Beach Unified School District GO	3.000%	8/1/50	250	194
	Long Beach Unified School District GO	4.000%	8/1/50	35	35
	Los Angeles CA Community College District GO	5.000%	8/1/25	125	126
	Los Angeles CA Community College District GO	5.000%	8/1/25	65	66
	Los Angeles CA Community College District GO	5.000%	8/1/25	300	303
	Los Angeles CA Community College District GO	5.000%	8/1/25	40	40
	Los Angeles CA Community College District GO	5.000%	8/1/25	265	268
	Los Angeles CA Community College District GO	5.000%	6/1/26	50	52
	Los Angeles CA Community College District GO	5.000%	8/1/26	405	420
	Los Angeles CA Community College District GO	5.000%	8/1/26	80	83
	Los Angeles CA Community College District GO	5.000%	8/1/26	140	145
	Los Angeles CA Community College District GO	5.000%	8/1/27	200	212
	Los Angeles CA Community College District GO	5.000%	8/1/27	20	21
	Los Angeles CA Community College District GO	5.000%	8/1/27	110	117
	Los Angeles CA Community College District GO	5.000%	8/1/28	190	206
	Los Angeles CA Community College District GO	5.000%	8/1/28	250	271
	Los Angeles CA Community College District GO	5.000%	8/1/29	50	55
	Los Angeles CA Community College District GO	5.000%	8/1/29	165	183
	Los Angeles CA Community College District GO	5.000%	8/1/30	20	23
	Los Angeles CA Community College District GO	5.000%	8/1/30	175	198
	Los Angeles CA Community College District GO	5.000%	8/1/30	285	322
	Los Angeles CA Community College District GO	5.000%	8/1/31	55	63
	Los Angeles CA Community College District GO	5.000%	8/1/32	5	6
	Los Angeles CA Community College District GO	5.000%	8/1/33	175	207
	Los Angeles CA Community College District GO	5.000%	8/1/34	145	174
	Los Angeles CA Community College District GO	5.000%	8/1/35	10	12
	Los Angeles CA Community College District GO	4.000%	8/1/36	10	10
	Los Angeles CA Community College District GO	5.000%	8/1/36	55	56
	Los Angeles CA Community College District GO	4.000%	8/1/37	125	126
	Los Angeles CA Community College District GO	5.000%	8/1/37	45	52
	Los Angeles CA Community College District GO	4.000%	8/1/38	125	126
	Los Angeles CA Community College District GO	4.000%	8/1/38	25	25

Vanguard® California Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Los Angeles CA Community College District GO	5.000%	8/1/38	115	136
Los Angeles CA Community College District GO	3.000%	8/1/39	135	128
Los Angeles CA Community College District GO	3.000%	8/1/39	100	94
Los Angeles CA Community College District GO	4.000%	8/1/39	120	121
Los Angeles CA Solid Waste Resources Resource Recovery Revenue	5.000%	2/1/38	10	12
Los Angeles CA Unified School District COP	5.000%	10/1/25	50	51
Los Angeles CA Unified School District COP	5.000%	10/1/26	90	93
Los Angeles CA Unified School District COP	5.000%	10/1/29	25	28
Los Angeles CA Unified School District COP	5.000%	10/1/30	25	28
Los Angeles CA Unified School District COP	5.000%	10/1/31	100	114
Los Angeles CA Unified School District COP	5.000%	10/1/32	250	288
Los Angeles CA Unified School District COP	5.000%	10/1/33	220	257
Los Angeles CA Unified School District COP	5.000%	10/1/34	75	88
Los Angeles CA Unified School District COP	5.000%	10/1/35	125	146
Los Angeles CA Unified School District COP	5.000%	10/1/36	260	302
Los Angeles CA Unified School District COP	5.000%	10/1/37	195	225
Los Angeles CA Unified School District COP	5.000%	10/1/38	15	17
Los Angeles CA Unified School District GO	5.000%	7/1/25	1,000	1,008
Los Angeles CA Unified School District GO	5.000%	7/1/25	215	217
Los Angeles CA Unified School District GO	5.000%	7/1/25	55	55
Los Angeles CA Unified School District GO	5.000%	7/1/25	545	549
Los Angeles CA Unified School District GO	5.000%	7/1/25	360	363
Los Angeles CA Unified School District GO	5.000%	7/1/26	185	186
Los Angeles CA Unified School District GO	5.000%	7/1/26	555	574
Los Angeles CA Unified School District GO	5.000%	7/1/26	265	274
Los Angeles CA Unified School District GO	5.000%	7/1/26	100	103
Los Angeles CA Unified School District GO	5.000%	7/1/26	505	522
Los Angeles CA Unified School District GO	5.000%	7/1/26	300	310
Los Angeles CA Unified School District GO	5.000%	7/1/27	805	830
Los Angeles CA Unified School District GO	5.000%	7/1/27	35	37
Los Angeles CA Unified School District GO	5.000%	7/1/27	105	111
Los Angeles CA Unified School District GO	5.000%	7/1/27	60	64
Los Angeles CA Unified School District GO	5.000%	7/1/27	345	365
Los Angeles CA Unified School District GO	5.000%	7/1/27	275	291
Los Angeles CA Unified School District GO	5.000%	7/1/27	115	122
Los Angeles CA Unified School District GO	5.000%	7/1/27	40	40
Los Angeles CA Unified School District GO	5.000%	7/1/28	60	64
Los Angeles CA Unified School District GO	5.000%	7/1/28	275	297
Los Angeles CA Unified School District GO	5.000%	7/1/28	55	59
Los Angeles CA Unified School District GO	5.000%	7/1/28	450	464
Los Angeles CA Unified School District GO	5.000%	7/1/28	560	606
Los Angeles CA Unified School District GO	5.000%	7/1/28	255	276
Los Angeles CA Unified School District GO	5.000%	7/1/28	130	141
Los Angeles CA Unified School District GO	5.000%	7/1/28	180	195
Los Angeles CA Unified School District GO	5.000%	7/1/28	450	487
Los Angeles CA Unified School District GO	2.000%	7/1/29	320	301
Los Angeles CA Unified School District GO	5.000%	7/1/29	25	25
Los Angeles CA Unified School District GO	5.000%	7/1/29	235	259
Los Angeles CA Unified School District GO	5.000%	7/1/29	65	69
Los Angeles CA Unified School District GO	5.000%	7/1/29	100	110
Los Angeles CA Unified School District GO	5.000%	7/1/29	45	50
Los Angeles CA Unified School District GO	5.000%	7/1/29	800	883
Los Angeles CA Unified School District GO	5.000%	7/1/29	70	77
Los Angeles CA Unified School District GO	5.000%	7/1/29	25	28
Los Angeles CA Unified School District GO	5.000%	7/1/30	20	22
Los Angeles CA Unified School District GO	5.000%	7/1/30	325	335
Los Angeles CA Unified School District GO	5.000%	7/1/30	410	461
Los Angeles CA Unified School District GO	5.000%	7/1/30	220	247
Los Angeles CA Unified School District GO	5.000%	7/1/30	210	236
Los Angeles CA Unified School District GO	5.000%	7/1/30	960	1,080
Los Angeles CA Unified School District GO	5.000%	7/1/30	185	208
Los Angeles CA Unified School District GO	5.000%	7/1/30	250	281
Los Angeles CA Unified School District GO	3.000%	7/1/31	185	183
Los Angeles CA Unified School District GO	5.000%	7/1/31	25	27
Los Angeles CA Unified School District GO	5.000%	7/1/31	1,025	1,172
Los Angeles CA Unified School District GO	5.000%	7/1/31	10	11
Los Angeles CA Unified School District GO	3.000%	7/1/32	145	143
Los Angeles CA Unified School District GO	4.000%	7/1/32	70	74
Los Angeles CA Unified School District GO	4.000%	7/1/32	75	80
Los Angeles CA Unified School District GO	5.000%	7/1/32	10	12

Vanguard® California Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Los Angeles CA Unified School District GO	5.000%	7/1/32	75	84
Los Angeles CA Unified School District GO	5.000%	7/1/32	95	100
Los Angeles CA Unified School District GO	5.000%	7/1/32	30	33
Los Angeles CA Unified School District GO	5.000%	7/1/32	1,200	1,392
Los Angeles CA Unified School District GO	4.000%	7/1/33	10	11
Los Angeles CA Unified School District GO	4.000%	7/1/33	125	131
Los Angeles CA Unified School District GO	5.000%	7/1/33	245	274
Los Angeles CA Unified School District GO	5.000%	7/1/33	40	46
Los Angeles CA Unified School District GO	5.000%	7/1/33	105	111
Los Angeles CA Unified School District GO	5.000%	7/1/33	75	84
Los Angeles CA Unified School District GO	5.000%	7/1/33	1,710	2,010
Los Angeles CA Unified School District GO	5.000%	7/1/33	75	87
Los Angeles CA Unified School District GO	3.000%	1/1/34	90	87
Los Angeles CA Unified School District GO	5.000%	7/1/34	1,800	2,143
Los Angeles CA Unified School District GO	3.000%	7/1/35	75	72
Los Angeles CA Unified School District GO	5.000%	7/1/35	225	250
Los Angeles CA Unified School District GO	5.000%	7/1/35	100	118
Los Angeles CA Unified School District GO	4.000%	7/1/36	445	469
Los Angeles CA Unified School District GO	5.000%	7/1/36	150	176
Los Angeles CA Unified School District GO	5.000%	7/1/36	130	155
Los Angeles CA Unified School District GO	5.000%	7/1/37	30	31
Los Angeles CA Unified School District GO	5.000%	7/1/37	60	69
Los Angeles CA Unified School District GO	5.000%	7/1/37	10	12
Los Angeles CA Unified School District GO	3.000%	7/1/38	20	19
Los Angeles CA Unified School District GO	4.000%	7/1/38	180	188
Los Angeles CA Unified School District GO	5.000%	7/1/38	90	94
Los Angeles CA Unified School District GO	5.000%	7/1/38	110	126
Los Angeles CA Unified School District GO	5.000%	7/1/38	200	236
Los Angeles CA Unified School District GO	4.000%	7/1/39	160	165
Los Angeles CA Unified School District GO	5.000%	7/1/39	175	203
Los Angeles CA Unified School District GO	4.000%	7/1/40	35	36
Los Angeles CA Unified School District GO	4.000%	7/1/40	235	235
Los Angeles CA Unified School District GO	5.000%	7/1/40	10	10
Los Angeles CA Unified School District GO	5.000%	7/1/40	215	251
Los Angeles CA Unified School District GO	5.000%	7/1/41	40	45
Los Angeles CA Unified School District GO	5.000%	7/1/41	10	11
Los Angeles CA Unified School District GO	5.000%	7/1/41	200	231
Los Angeles CA Unified School District GO	5.000%	7/1/42	10	11
Los Angeles CA Unified School District GO	5.000%	7/1/42	160	182
Los Angeles CA Unified School District GO	5.250%	7/1/42	335	350
Los Angeles CA Unified School District GO	5.250%	7/1/42	35	40
Los Angeles CA Unified School District GO	5.250%	7/1/42	5	5
Los Angeles CA Unified School District GO	5.000%	7/1/43	10	11
Los Angeles CA Unified School District GO	5.000%	7/1/43	380	430
Los Angeles CA Unified School District GO	4.000%	7/1/44	1,075	1,083
Los Angeles CA Unified School District GO	4.000%	7/1/44	160	161
Los Angeles CA Unified School District GO	5.000%	7/1/44	350	393
Los Angeles CA Unified School District GO	3.000%	7/1/45	260	214
Los Angeles CA Unified School District GO	2.625%	7/1/46	50	36
Los Angeles CA Unified School District GO	5.250%	7/1/47	125	139
Los Angeles CA Unified School District GO	5.250%	7/1/48	730	815
Los Angeles CA Unified School District GO	4.000%	7/1/49	500	497
Los Angeles CA Unified School District GO	5.250%	7/1/49	715	802
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/25	235	236
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/25	50	50
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/26	135	139
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/26	35	36
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/27	450	475
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/28	310	335
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/28	105	113
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/28	35	35
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/29	90	99
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/29	20	21
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/30	85	95
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/30	205	215
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/31	35	37
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/31	90	103
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/32	20	21
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/32	20	23
Los Angeles CA Wastewater System Sewer Revenue	4.000%	6/1/42	20	20

Vanguard® California Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/45	395	396
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/47	55	60
Los Angeles CA Wastewater System Sewer Revenue	5.250%	6/1/47	430	440
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/48	10	10
Los Angeles CA Wastewater System Sewer Revenue	4.000%	6/1/52	460	457
Los Angeles County CA General Fund Revenue TRAN	5.000%	6/30/25	200	201
Los Angeles County Facilities 2 Inc. Lease (Abatement) Revenue	5.250%	6/1/49	100	111
Los Angeles County Facilities 2 Inc. Lease (Abatement) Revenue	5.250%	6/1/54	100	110
Los Angeles County Facilities 2 Inc. Lease (Abatement) Revenue	5.250%	6/1/57	275	303
Los Angeles County Facilities Inc. Lease (Abatement) Revenue	5.000%	12/1/43	75	79
Los Angeles County Facilities Inc. Lease (Abatement) Revenue	4.000%	12/1/48	880	875
Los Angeles County Facilities Inc. Lease (Abatement) Revenue	5.000%	12/1/51	10	10
Los Angeles County Facilities Inc. Lease (Abatement) Revenue, Prere.	5.000%	12/1/28	40	43
Los Angeles County Metropolitan Transportation Authority Sales Tax Intergovernmental Agreement Revenue	5.000%	6/1/30	90	102
Los Angeles County Metropolitan Transportation Authority Sales Tax Intergovernmental Agreement Revenue	5.000%	6/1/34	30	36
Los Angeles County Metropolitan Transportation Authority Sales Tax Intergovernmental Agreement Revenue	5.000%	6/1/35	100	119
Los Angeles County Metropolitan Transportation Authority Sales Tax Intergovernmental Agreement Revenue	5.000%	6/1/37	500	590
Los Angeles County Metropolitan Transportation Authority Sales Tax Intergovernmental Agreement Revenue	5.000%	6/1/38	100	118
Los Angeles County Metropolitan Transportation Authority Sales Tax Intergovernmental Agreement Revenue	5.000%	6/1/39	85	100
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/25	75	75
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/25	430	433
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/26	125	129
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/26	70	72
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/27	265	280
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/27	25	26
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	7/1/27	25	25
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/28	55	57
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/28	290	313
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/28	55	60
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/28	115	125
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/28	80	87
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/29	150	165
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/29	20	22
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/29	215	227
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/29	45	50
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/29	55	58
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/30	130	146
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/30	20	23
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/30	230	237
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/30	125	132
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/30	60	63
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/30	25	28
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/31	100	103
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/31	150	171
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/31	95	106
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/31	55	63
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/31	30	34
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/31	215	227
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/31	235	253
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/32	75	77
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/32	225	251
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/32	20	23
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/32	100	114
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/32	410	432
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/32	60	65
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/32	10	12
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/33	70	72
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/33	205	229
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/33	185	194
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/33	100	114
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/33	105	113
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/33	30	35
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/34	385	412
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/34	45	53
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/35	125	131
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/35	70	75
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/35	155	172
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/35	140	150
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/36	180	188
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/36	45	50

Vanguard® California Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/37	60	63
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/37	125	133
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/37	155	171
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/37	600	627
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/37	205	218
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/37	20	21
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/38	100	106
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/38	45	47
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/38	65	69
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/38	145	151
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	3.500%	6/1/39	10	10
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/39	1,000	1,051
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/39	115	117
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/39	120	125
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/39	275	291
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/39	90	94
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/40	15	16
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/40	230	256
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/41	10	10
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/41	185	205
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/42	380	394
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/42	430	445
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/44	1,550	1,629
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/44	55	60
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/45	65	71
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/35	150	177
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/40	200	200
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/40	105	117
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/41	40	44
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.250%	12/1/41	100	116
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/42	35	38
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/42	100	113
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/43	725	731
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/44	210	222
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/45	550	554
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/45	60	64
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/46	100	100
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.500%	12/1/49	100	114
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	3.000%	12/1/50	240	183
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	2.625%	12/1/51	150	103
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/53	100	98
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.250%	12/1/53	100	111
Los Angeles County Sanitation Districts Financing Authority Sewer Revenue	4.000%	10/1/42	60	59
Los Angeles County Sanitation Districts Financing Authority Sewer Revenue (Capital Projects District No. 14)	5.000%	10/1/34	300	303
Los Angeles County Sanitation Districts Financing Authority Sewer Revenue (Capital Projects District No. 14)	5.000%	10/1/35	390	394
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/25	265	266
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/26	5	5
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/28	30	32
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/28	45	49
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/28	75	81
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/29	35	39
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/30	35	35
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/30	165	183
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/31	25	28
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/32	25	28
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/33	95	106
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/34	50	55
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/34	110	122
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/35	10	10
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/35	285	313
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/35	25	28
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/36	80	84
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/36	255	280
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/36	60	68
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/37	435	476
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/37	105	118
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/38	20	20
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/38	140	153
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/39	15	16
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/39	355	387

Vanguard® California Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/40	10	10
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/40	420	455
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/40	45	50
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/42	1,000	1,033
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/43	10	11
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/44	45	48
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/44	80	84
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/45	835	900
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/48	770	825
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/48	250	269
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/48	15	16
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/49	25	26
Los Angeles Department of Airports Port, Airport & Marina Revenue, Prere.	5.000%	5/15/29	210	231
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/25	220	221
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/25	55	55
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/26	150	153
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/26	5	5
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/26	290	296
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/26	295	301
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/27	75	78
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/27	170	178
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/27	35	35
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/27	25	26
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/27	95	99
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/27	50	52
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/27	25	26
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/28	110	117
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/28	80	85
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/28	210	224
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/28	120	127
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/28	250	266
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/29	45	49
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/29	65	70
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/29	155	168
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/29	50	54
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/29	60	63
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/29	105	114
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/30	160	176
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/30	110	116
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/30	155	166
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/30	115	119
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/30	250	274
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/31	15	15
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/31	20	21
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/31	180	192
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/31	185	206
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/31	55	61
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/31	250	279
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/32	125	131
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/32	280	299
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/32	105	118
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/32	40	43
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/32	10	11
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/32	15	17
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/32	145	149
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/33	60	63
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/33	125	131
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/33	200	213
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/33	220	234
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/33	70	72
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/33	50	57
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/33	90	102
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/34	170	179
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/34	520	534
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/34	500	573
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/35	15	16
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/35	115	130
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/35	30	34
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/36	70	72
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/36	40	42

Vanguard® California Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/36	210	237
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/36	370	420
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/36	75	79
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/37	60	62
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/37	15	16
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/37	30	32
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/37	50	55
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/37	120	133
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/37	35	39
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/37	90	100
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/37	90	102
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.250%	7/1/37	250	257
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/38	85	95
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/38	25	26
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/38	140	157
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	5	5
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	235	253
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	20	22
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	70	74
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	40	45
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	75	84
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	300	339
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	85	95
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/40	70	70
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/40	760	813
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/40	55	59
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/40	45	49
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/40	65	72
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/41	425	454
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/41	60	64
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/41	15	16
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/41	75	81
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/41	35	38
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/41	30	33
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/41	10	11
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	300	305
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	100	100
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	500	507
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	10	10
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	70	75
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	290	311
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	800	869
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	40	43
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	30	33
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	265	289
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/43	5	5
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/43	120	128
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/43	50	53
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/43	20	22
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/43	145	156
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/43	100	108
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/43	265	288
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/44	5	5
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/44	120	128
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/44	210	225
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/44	40	43
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/45	150	155
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/45	55	58
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/45	35	35
Los Angeles Department of Water & Power Electric Power & Light Revenue	4.000%	7/1/46	65	64
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/46	145	145
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/46	150	157
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/47	635	642
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/47	430	459
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/48	70	73
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/48	10	11
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/48	500	532
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/49	85	87
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/49	50	51
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/49	200	212

Vanguard® California Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.250%	7/1/49	50	52
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/50	945	979
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/51	215	224
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/51	600	623
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/51	190	198
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/52	145	152
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/52	100	106
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/53	340	358
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.250%	7/1/53	80	85
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/54	500	528
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.250%	7/1/54	415	447
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/25	105	105
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/26	285	289
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/26	95	97
Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/27	55	56
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/27	45	46
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/28	20	20
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/28	10	11
Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/29	10	10
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/29	120	121
Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/30	80	83
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/30	45	45
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/30	40	44
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/31	175	177
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/31	30	33
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/31	50	53
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/32	110	124
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/32	45	51
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/33	245	258
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/33	100	114
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/33	75	85
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/33	15	16
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/34	230	261
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/34	85	93
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/34	50	57
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/35	30	30
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/35	35	37
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/35	295	323
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/35	50	54
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/35	205	232
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/35	100	101
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/36	20	20
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/36	45	45
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/36	90	92
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/36	20	22
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/36	300	326
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/36	155	173
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/36	725	823
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/36	80	91
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/37	95	97
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/37	35	39
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/37	235	254
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/37	30	33
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/38	10	10
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/38	15	15
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/38	1,000	1,099
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/38	45	50
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/39	140	151
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/39	175	192
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/39	200	221
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/39	30	33
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/39	280	314
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/39	70	79
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/40	75	80
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/40	60	64
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/40	90	99
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/40	40	44
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/40	50	55
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/41	35	35
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/41	145	154

Vanguard® California Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/41	95	101
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/41	20	20
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/41	10	11
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/41	85	94
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/42	70	70
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/42	15	16
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/42	145	156
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/42	120	132
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/43	150	154
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/43	15	16
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/43	55	59
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/43	15	16
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/43	30	31
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/44	20	20
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/46	20	21
Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/47	125	123
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/47	30	31
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/47	275	289
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/47	65	69
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/48	195	199
Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/49	140	136
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/49	70	74
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/50	75	78
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/52	105	110
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/52	115	120
Los Angeles Department of Water & Power Water System Water Revenue	5.250%	7/1/53	255	273
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/25	440	447
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/27	200	208
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/28	285	295
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/29	150	155
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/30	120	124
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/31	15	16
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/32	15	16
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/33	90	91
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/34	35	35
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/35	45	45
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/36	175	177
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/36	350	360
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/37	860	867
Los Rios Community College District GO	3.000%	8/1/25	320	320
Magnolia CA School District GO	0.000%	8/1/36	50	31
Marin Community College District GO, Prere.	4.000%	2/15/27	40	41
Metropolitan Water District of Southern California Water Revenue	2.500%	7/1/25	140	140
Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/25	10	10
Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/25	65	66
Metropolitan Water District of Southern California Water Revenue	2.500%	7/1/26	325	323
Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/26	60	62
Metropolitan Water District of Southern California Water Revenue	3.000%	7/1/27	75	76
Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/27	40	42
Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/27	135	144
Metropolitan Water District of Southern California Water Revenue	3.000%	7/1/28	250	253
Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/28	95	104
Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/29	90	100
Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/29	70	78
Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/29	65	72
Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/30	120	132
Metropolitan Water District of Southern California Water Revenue	5.000%	4/1/31	10	11
Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/31	55	60
Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/31	20	23
Metropolitan Water District of Southern California Water Revenue	5.000%	4/1/32	50	58
Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/32	30	35
Metropolitan Water District of Southern California Water Revenue	5.000%	4/1/34	45	54
Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/34	50	54
Metropolitan Water District of Southern California Water Revenue	5.000%	4/1/35	5	6
Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/35	220	238
Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/36	45	52
Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/36	115	124
Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/37	45	48
Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/38	40	44
Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/39	155	171

Vanguard® California Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/39	210	224
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/40	580	637
	Metropolitan Water District of Southern California Water Revenue	4.000%	7/1/45	25	25
	Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/45	195	207
	Metropolitan Water District of Southern California Water Revenue	5.000%	4/1/48	300	329
	Metropolitan Water District of Southern California Water Revenue	5.000%	4/1/49	325	358
	Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/51	100	107
	Metropolitan Water District of Southern California Water Revenue PUT	5.000%	7/1/29	125	135
	Metropolitan Water District of Southern California Water Revenue PUT	5.000%	7/1/31	390	435
	Metropolitan Water District of Southern California Water Revenue, Prere.	5.000%	7/1/25	450	454
	Metropolitan Water District of Southern California Water Revenue, Prere.	5.000%	7/1/25	160	161
	Metropolitan Water District of Southern California Water Revenue, Prere.	5.000%	1/1/26	55	56
	Metropolitan Water District of Southern California Water Revenue, Prere.	5.000%	1/1/26	235	240
	Miracosta Community College District GO	4.000%	8/1/45	175	176
	Modesto Irrigation District Lease (Non-Terminable) Revenue	5.250%	10/1/48	225	249
[3]	Monrovia CA Unified School District GO	0.000%	8/1/30	100	84
	Montebello Unified School District GO	5.000%	8/1/41	15	15
[1]	Montebello Unified School District GO	5.000%	8/1/44	10	11
	Montebello Unified School District GO	4.000%	8/1/46	125	124
[1]	Montebello Unified School District GO	5.000%	8/1/50	40	42
[4]	Moreno Valley CA Unified School District GO	3.000%	8/1/50	285	228
	Mount San Antonio Community College District GO	5.875%	8/1/28	480	524
	Mount San Antonio Community College District GO	5.000%	8/1/44	225	239
	Mount San Antonio Community College District GO	0.000%	8/1/45	445	176
	Mount San Antonio Community College District GO	0.000%	8/1/46	670	252
	Mount San Antonio Community College District GO	2.250%	8/1/46	10	7
	Mount San Antonio Community College District GO	4.000%	8/1/46	100	101
	Mount San Antonio Community College District GO	4.000%	8/1/49	400	399
[2]	Mount San Antonio Community College District GO, 6.250% coupon rate effective 8/1/28	0.000%	8/1/43	60	60
	Mount San Jacinto Community College District GO	4.000%	8/1/43	210	211
[4]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/45	1,250	1,252
[4]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/55	105	102
	Mountain View-Whisman School District GO, Prere.	4.000%	9/1/26	140	143
[1]	Napa Valley Unified School District GO	4.000%	8/1/44	90	90
[1]	Natomas Unified School District GO	4.000%	8/1/45	50	50
[1]	Natomas Unified School District GO	4.000%	8/1/49	50	50
[9]	New Haven Unified School District GO	0.000%	8/1/33	75	57
	Newport Mesa Unified School District GO	0.000%	8/1/36	100	68
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/42	60	62
	North Orange County CA Community College District GO	4.000%	8/1/44	110	110
	Northern California Power Agency Electric Power & Light Revenue (Hydroelectric Projects)	5.000%	7/1/30	55	62
	Northern California Power Agency Electric Power & Light Revenue (Hydroelectric Projects)	5.000%	7/1/31	20	23
	Northern California Power Agency Power Electric Power & Light Revenue (Hydroelectric Projects)	5.000%	7/1/32	245	285
	Northern California Sanitation Agencies Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/27	20	21
	Northern California Sanitation Agencies Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/27	30	32
	Northern California Sanitation Agencies Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/29	175	195
	Northern California Sanitation Agencies Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/29	175	195
	Northern California Sanitation Agencies Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/30	15	17
	Northern California Sanitation Agencies Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/30	15	17
	Northern California Sanitation Agencies Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/31	125	144
	Northern California Sanitation Agencies Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/32	215	252
	Northern California Sanitation Agencies Financing Authority Intergovernmental Agreement Revenue	3.000%	12/1/34	30	30
	Northern California Sanitation Agencies Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/34	45	54
	Northern California Sanitation Agencies Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/35	205	246
	Northern California Sanitation Agencies Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/36	10	12
	Northern California Sanitation Agencies Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/37	110	131
	Northern California Sanitation Agencies Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/38	190	226
	Northern California Sanitation Agencies Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/39	150	177
	Northern California Sanitation Agencies Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/45	60	64
	Northern California Sanitation Agencies Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/50	80	85
[9]	Norwalk-La Mirada Unified School District GO	0.000%	8/1/38	50	29
	Novato CA Unified School District GO	2.375%	8/1/45	290	204
	Oakland CA GO	4.000%	1/15/39	410	410
	Oakland CA GO	3.250%	1/15/40	255	239
	Oakland CA GO	2.500%	1/15/47	250	171
	Oakland CA GO	3.000%	1/15/50	115	87
	Ohlone Community College District GO	4.000%	8/1/45	60	60
[1]	Ontario International Airport Authority Port, Airport & Marina Revenue	4.000%	5/15/51	120	117
	Orange County CA Airport Port, Airport & Marina Revenue, Prere.	5.000%	7/1/27	65	69
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/34	210	228

Vanguard® California Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/35	10	11
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/36	90	97
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/39	15	16
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/41	10	11
	Orange County Sanitation District Sewer Revenue	5.000%	2/1/37	45	53
	Orange County Water District Water Revenue	4.000%	8/15/41	100	101
	Oxnard Union High School District GO	4.000%	8/1/47	360	361
	Oxnard Union High School District GO, Prere.	5.000%	8/1/26	30	31
	Palo Alto CA COP	2.000%	11/1/39	270	206
	Palomar Community College District GO	5.250%	8/1/45	850	882
	Palomar Community College District GO, Prere.	4.000%	8/1/25	300	302
	Palomar Community College District GO, Prere.	5.000%	8/1/25	75	76
	Pasadena Area Community College District GO	5.000%	8/1/48	100	108
	Pasadena Area Community College District GO	4.000%	8/1/52	505	504
	Pasadena Public Financing Authority Lease (Abatement) Revenue	0.000%	6/1/44	350	150
	Pasadena Unified School District GO	4.000%	8/1/35	140	141
	Pasadena Unified School District GO	3.000%	8/1/36	50	47
	Peninsula Corridor Joint Powers Board Measure RR Sales Tax Revenue	5.000%	6/1/47	10	11
	Peninsula Corridor Joint Powers Board Measure RR Sales Tax Revenue	5.000%	6/1/51	10	11
	Peralta Community College District GO	4.000%	8/1/39	35	35
	Peralta Community College District GO	5.250%	8/1/42	525	594
	Peralta Community College District GO	5.500%	8/1/52	165	184
[1]	Perris Union CA High School District GO	4.000%	9/1/43	155	155
	Perris Union CA High School District GO	3.000%	9/1/45	100	82
[1]	Pittsburg Successor Agency Redevelopment Agency Tax Increment/Allocation Revenue	5.000%	9/1/28	95	98
[1]	Pittsburg Successor Agency Redevelopment Agency Tax Increment/Allocation Revenue	5.000%	9/1/29	100	103
	Placentia-Yorba Linda Unified School District GO	0.000%	8/1/46	100	38
	Pleasanton Unified School District GO	4.000%	8/1/48	25	25
	Pleasanton Unified School District GO	4.000%	8/1/52	100	100
	Port of Los Angeles Port, Airport & Marina Revenue, Prere.	4.000%	8/1/26	50	51
	Port of Los Angeles Port, Airport & Marina Revenue, Prere.	4.000%	8/1/26	1,050	1,073
[1]	Porterville CA Sewer COP	4.000%	9/15/27	200	207
	Poway Unified School District GO	4.000%	8/1/29	50	50
[1]	Poway Unified School District GO	0.000%	8/1/31	195	160
	Poway Unified School District GO	0.000%	8/1/33	400	304
	Poway Unified School District GO	0.000%	8/1/34	125	92
	Poway Unified School District GO	0.000%	8/1/35	135	95
	Poway Unified School District GO	0.000%	8/1/38	500	308
	Poway Unified School District GO	0.000%	8/1/40	200	112
	Poway Unified School District GO	0.000%	8/1/46	925	356
	Poway Unified School District GO	0.000%	8/1/51	500	151
[1]	Rancho Santiago Community College District GO	5.125%	9/1/28	55	60
[1]	Rancho Santiago Community College District GO	5.125%	9/1/29	175	195
	Rio Hondo CA Community College District GO	0.000%	8/1/36	200	135
	Rio Hondo CA Community College District GO	6.625%	8/1/42	10	13
	Rio Hondo CA Community College District GO	6.850%	8/1/42	100	129
[1]	River Islands Public Financing Authority Special Tax Revenue	5.000%	9/1/42	155	167
[1]	River Islands Public Financing Authority Special Tax Revenue	4.250%	9/1/47	100	100
[1]	River Islands Public Financing Authority Special Tax Revenue	5.250%	9/1/52	1,275	1,361
	Riverside CA Electric Power & Light Revenue	5.000%	10/1/36	170	184
	Riverside CA Electric Power & Light Revenue	5.000%	10/1/37	85	92
	Riverside CA Electric Power & Light Revenue	5.000%	10/1/38	295	317
	Riverside CA Electric Power & Light Revenue	5.000%	10/1/43	35	37
	Riverside Community College District GO	4.000%	8/1/50	175	173
	Riverside Community College District GO	4.000%	8/1/54	145	143
	Riverside County Public Financing Authority Lease (Abatement) Revenue (Capital Facilities Project), Prere.	4.125%	11/1/25	90	91
	Riverside County Public Financing Authority Lease (Abatement) Revenue (Capital Facilities Project), Prere.	5.250%	11/1/25	310	316
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/37	35	36
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/38	205	210
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/39	350	356
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/40	150	152
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/43	25	11
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/46	600	595
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/47	800	787
	Riverside County Transportation Commission Highway Revenue	3.000%	6/1/49	180	142
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/27	25	26
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/30	85	90
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/31	305	322
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/32	150	158
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/34	170	179

Vanguard® California Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/35	165	173
	Riverside County Transportation Commission Sales Tax Revenue	4.000%	6/1/36	200	204
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/37	290	304
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/38	45	47
	Riverside Unified School District GO	4.000%	8/1/42	100	100
[1]	Roseville Joint Union High School District GO	0.000%	8/1/30	125	105
	Sacramento Area Flood Control Agency Special Assessment Revenue	5.000%	10/1/41	35	36
[1]	Sacramento CA City Unified School District GO	4.000%	8/1/49	150	149
[1]	Sacramento CA City Unified School District GO	4.000%	8/1/54	130	127
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/43	15	16
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/48	75	77
[6]	Sacramento City Financing Authority Lease (Abatement) Revenue (Master Lease Program)	5.250%	12/1/30	495	549
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/41	1,630	1,665
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/41	65	66
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/43	100	112
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/44	100	111
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/49	70	76
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.250%	7/1/49	90	100
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/54	450	487
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.250%	7/1/54	390	432
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/27	20	21
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/27	50	53
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/27	205	218
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/28	165	179
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/28	10	11
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/28	50	54
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/28	50	54
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	7/1/29	25	25
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/30	20	22
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	11/15/32	25	29
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	11/15/34	40	48
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/35	150	168
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	11/15/35	5	6
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/36	20	22
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/37	35	38
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/37	300	334
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/38	35	39
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/39	70	76
	Sacramento Municipal Utility District Electric Power & Light Revenue	4.000%	8/15/45	190	191
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/48	35	38
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/50	5	5
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/53	1,000	1,085
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	11/15/54	255	278
	Sacramento Municipal Utility District Electric Power & Light Revenue PUT	5.000%	10/15/25	100	100
	Sacramento Transportation Authority Sales Tax Revenue	5.000%	10/1/30	30	34
	Sacramento Transportation Authority Sales Tax Revenue	5.000%	10/1/33	75	89
	Sacramento Transportation Authority Sales Tax Revenue	5.000%	10/1/34	10	12
[1]	San Bernardino City Unified School District GO	3.000%	8/1/44	105	87
	San Bernardino Community College District GO	4.125%	8/1/49	10	10
	San Bernardino Community College District GO	5.000%	8/1/49	230	248
	San Bernardino Community College District GO, Prere.	3.000%	8/16/27	60	60
	San Bernardino Community College District GO, Prere.	4.000%	8/16/27	390	405
	San Bernardino Community College District GO, Prere.	4.000%	8/16/27	175	182
	San Bernardino County CA (Arrowhead Project) COP	5.000%	10/1/26	235	243
	San Bernardino County CA (Arrowhead Project) COP	5.000%	10/1/27	140	149
	San Diego Association of Governments Appropriations Revenue, Prere.	5.000%	11/15/25	1,050	1,068
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/42	100	103
	San Diego CA Unified School District GO	5.000%	7/1/25	180	182
	San Diego CA Unified School District GO	5.000%	7/1/26	65	67
	San Diego CA Unified School District GO	5.000%	7/1/26	55	57
	San Diego CA Unified School District GO	5.000%	7/1/27	45	48
[1]	San Diego CA Unified School District GO	5.500%	7/1/27	325	348
	San Diego CA Unified School District GO	5.000%	7/1/28	165	179
[1]	San Diego CA Unified School District GO	5.250%	7/1/28	10	11
	San Diego CA Unified School District GO	0.000%	7/1/29	65	57
	San Diego CA Unified School District GO	4.000%	7/1/29	255	259
	San Diego CA Unified School District GO	5.000%	7/1/29	620	639
	San Diego CA Unified School District GO	5.000%	7/1/29	350	387
	San Diego CA Unified School District GO	0.000%	7/1/30	195	166
	San Diego CA Unified School District GO	0.000%	7/1/30	270	230

Vanguard® California Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Diego CA Unified School District GO	0.000%	7/1/30	10	9
	San Diego CA Unified School District GO	5.000%	7/1/30	70	79
	San Diego CA Unified School District GO	5.000%	7/1/30	150	169
	San Diego CA Unified School District GO	5.000%	7/1/30	95	107
	San Diego CA Unified School District GO	0.000%	7/1/31	450	370
	San Diego CA Unified School District GO	4.000%	7/1/31	125	127
	San Diego CA Unified School District GO	5.000%	7/1/31	320	368
	San Diego CA Unified School District GO	0.000%	7/1/32	15	12
	San Diego CA Unified School District GO	4.000%	7/1/32	40	41
	San Diego CA Unified School District GO	4.000%	7/1/32	20	22
	San Diego CA Unified School District GO	4.000%	7/1/33	50	51
	San Diego CA Unified School District GO	4.000%	7/1/33	130	139
[5]	San Diego CA Unified School District GO	5.000%	7/1/34	330	391
	San Diego CA Unified School District GO	0.000%	7/1/36	145	98
	San Diego CA Unified School District GO	0.000%	7/1/36	175	111
	San Diego CA Unified School District GO	3.000%	7/1/36	20	19
	San Diego CA Unified School District GO	4.000%	7/1/36	30	31
	San Diego CA Unified School District GO	0.000%	7/1/37	100	65
	San Diego CA Unified School District GO	0.000%	7/1/37	400	241
	San Diego CA Unified School District GO	0.000%	7/1/39	100	55
	San Diego CA Unified School District GO	3.000%	7/1/39	10	9
	San Diego CA Unified School District GO	3.125%	7/1/40	30	28
	San Diego CA Unified School District GO	5.000%	7/1/40	125	126
	San Diego CA Unified School District GO	0.000%	7/1/41	50	26
	San Diego CA Unified School District GO	5.000%	7/1/41	55	64
	San Diego CA Unified School District GO	0.000%	7/1/42	45	22
	San Diego CA Unified School District GO	3.125%	7/1/42	280	247
	San Diego CA Unified School District GO	5.000%	7/1/42	60	67
	San Diego CA Unified School District GO	5.000%	7/1/42	75	86
	San Diego CA Unified School District GO	5.000%	7/1/43	220	246
	San Diego CA Unified School District GO	5.000%	7/1/43	50	57
	San Diego CA Unified School District GO	3.000%	7/1/44	90	75
	San Diego CA Unified School District GO	4.000%	7/1/44	50	50
	San Diego CA Unified School District GO	5.000%	7/1/44	215	242
	San Diego CA Unified School District GO	0.000%	7/1/45	200	84
	San Diego CA Unified School District GO	0.000%	7/1/45	100	42
	San Diego CA Unified School District GO	2.000%	7/1/45	45	29
	San Diego CA Unified School District GO	2.250%	7/1/45	25	17
	San Diego CA Unified School District GO	4.000%	7/1/45	10	10
	San Diego CA Unified School District GO	5.000%	7/1/45	125	126
	San Diego CA Unified School District GO	4.000%	7/1/46	375	375
	San Diego CA Unified School District GO	4.000%	7/1/47	585	582
	San Diego CA Unified School District GO	3.250%	7/1/48	130	110
	San Diego CA Unified School District GO	5.000%	7/1/48	600	657
	San Diego CA Unified School District GO	5.000%	7/1/48	25	27
	San Diego CA Unified School District GO	0.000%	7/1/49	770	264
	San Diego CA Unified School District GO	4.000%	7/1/49	430	427
	San Diego CA Unified School District GO	5.000%	7/1/49	190	209
	San Diego CA Unified School District GO	2.300%	7/1/50	45	28
	San Diego CA Unified School District GO	3.000%	7/1/50	295	232
	San Diego CA Unified School District GO	4.000%	7/1/50	530	525
	San Diego CA Unified School District GO	4.250%	7/1/52	105	106
	San Diego CA Unified School District GO	4.000%	7/1/53	800	792
	San Diego CA Unified School District GO	4.000%	7/1/53	395	391
	San Diego CA Unified School District GO	5.000%	7/1/53	205	223
	San Diego CA Unified School District GO	4.000%	7/1/54	325	321
[2]	San Diego CA Unified School District GO, 5.250% coupon rate effective 7/1/32	0.000%	7/1/42	100	82
[2]	San Diego CA Unified School District GO, 5.375% coupon rate effective 7/1/32	0.000%	7/1/47	1,000	801
[2]	San Diego CA Unified School District GO, 6.625% coupon rate effective 7/1/30	0.000%	7/1/40	175	181
[2]	San Diego CA Unified School District GO, 6.625% coupon rate effective 7/1/30	0.000%	7/1/41	150	152
[2]	San Diego CA Unified School District GO, 6.625% coupon rate effective 7/1/30	0.000%	7/1/48	90	87
	San Diego CA Unified School District GO, ETM	0.000%	7/1/30	50	43
	San Diego Community College District GO	5.000%	8/1/27	65	67
	San Diego Community College District GO	5.000%	8/1/27	30	32
	San Diego Community College District GO	5.000%	8/1/28	120	124
	San Diego Community College District GO	4.000%	8/1/43	145	148
	San Diego Community College District GO	5.000%	8/1/43	35	40
	San Diego Community College District GO	4.000%	8/1/50	550	549
	San Diego Community College District GO	5.000%	8/1/55	700	770
	San Diego Community College District GO, Prere.	4.000%	8/1/26	90	92

Vanguard® California Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
San Diego Community College District GO, Prere.	4.000%	8/1/26	345	353
San Diego Community College District GO, Prere.	5.000%	8/1/26	15	16
San Diego Community College District GO, Prere.	5.000%	8/1/26	75	78
San Diego County CA COP	5.000%	10/1/48	30	33
San Diego County CA COP	5.000%	10/1/53	210	226
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/33	10	11
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/34	70	76
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/35	160	174
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/36	15	16
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/38	10	10
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/39	135	146
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/42	135	140
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/44	450	475
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/44	30	30
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/46	90	89
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/46	600	646
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/47	10	10
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/49	85	89
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/51	475	464
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/51	235	250
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/56	240	233
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/56	135	143
San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/25	70	70
San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/28	200	216
San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/29	30	33
San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/32	70	81
San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/35	25	29
San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/41	825	841
San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/45	145	155
San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/48	240	244
San Diego County Water Authority Intergovernmental Agreement Revenue	5.000%	5/1/47	5	5
San Diego County Water Authority Water Revenue	5.000%	5/1/25	25	25
San Diego County Water Authority Water Revenue	5.000%	5/1/28	230	247
San Diego County Water Authority Water Revenue	5.000%	5/1/28	300	301
San Diego County Water Authority Water Revenue	5.000%	5/1/30	20	23
San Diego County Water Authority Water Revenue	5.000%	5/1/30	30	34
San Diego County Water Authority Water Revenue	5.000%	5/1/31	40	46
San Diego County Water Authority Water Revenue	5.000%	5/1/31	135	155
San Diego County Water Authority Water Revenue	5.000%	5/1/32	15	17
San Diego County Water Authority Water Revenue	4.000%	5/1/33	85	91
San Diego County Water Authority Water Revenue	4.000%	5/1/34	40	43
San Diego County Water Authority Water Revenue	4.000%	5/1/35	160	170
San Diego County Water Authority Water Revenue	4.000%	5/1/36	90	96
San Diego County Water Authority Water Revenue	4.000%	5/1/37	105	111
San Diego County Water Authority Water Revenue	4.000%	5/1/38	15	16
San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	4.000%	8/1/45	90	90
San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	5/15/47	85	93
San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.250%	8/1/47	25	26
San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.250%	8/1/48	15	17
San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	5/15/49	100	110
San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	3.000%	8/1/49	415	337
San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	5/15/52	665	717
San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	4.000%	8/1/52	85	85
San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	5/15/54	210	230
San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/46	65	70
San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/49	370	406
San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	4.000%	10/15/50	235	234
San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.250%	10/15/52	95	104
San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/54	380	414
San Diego Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/25	105	106
San Diego Public Facilities Financing Authority Sewer Revenue	4.000%	5/15/26	95	95
San Diego Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/27	195	201
San Diego Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/29	400	411
San Diego Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/32	40	41
San Diego Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/34	190	195
San Diego Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/37	105	108
San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/25	110	111
San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/26	755	782
San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/27	130	134
San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/28	190	196

Vanguard® California Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/34	55	57
San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/37	75	77
San Diego Unified School District GO	5.000%	6/15/41	35	38
San Dieguito Union High School District GO	4.000%	2/1/40	975	976
San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/27	45	45
San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/28	140	141
San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/29	575	580
San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/30	95	96
San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/30	150	166
San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/31	505	509
San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/33	60	60
San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/35	275	285
San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/35	170	186
San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/38	100	93
San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/38	75	70
San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/39	140	158
San Francisco Bay Area Rapid Transit District GO	2.000%	8/1/40	85	62
San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/42	160	160
San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/44	350	351
San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/45	320	321
San Francisco Bay Area Rapid Transit District GO	2.000%	8/1/46	120	75
San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/47	635	635
San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/47	675	695
San Francisco Bay Area Rapid Transit District GO	5.250%	8/1/47	345	380
San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/49	130	102
San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/50	1,440	1,113
San Francisco Bay Area Rapid Transit District GO	4.250%	8/1/52	885	894
San Francisco Bay Area Rapid Transit District Sales Tax Revenue	5.000%	7/1/28	140	141
San Francisco Bay Area Rapid Transit District Sales Tax Revenue	4.000%	7/1/32	85	87
San Francisco Bay Area Rapid Transit District Sales Tax Revenue	4.000%	7/1/36	405	412
San Francisco Bay Area Rapid Transit District Sales Tax Revenue	4.000%	7/1/37	360	366
San Francisco Bay Area Rapid Transit District Sales Tax Revenue	4.000%	7/1/38	40	41
San Francisco Bay Area Rapid Transit District Sales Tax Revenue	4.000%	7/1/39	90	91
San Francisco Bay Area Rapid Transit District Sales Tax Revenue	3.000%	7/1/44	200	166
San Francisco CA City & County (49 South Van Ness Project) COP	4.000%	4/1/32	70	71
San Francisco CA City & County (Moscone Convention Center Expansion Project) COP	5.000%	4/1/28	10	10
San Francisco CA City & County (Moscone Convention Center Expansion Project) COP	5.000%	4/1/29	255	258
San Francisco CA City & County (Moscone Convention Center Expansion Project) COP	3.000%	4/1/31	155	155
San Francisco CA City & County (Moscone Convention Center Expansion Project) COP	3.000%	4/1/32	330	327
San Francisco CA City & County (Moscone Convention Center Expansion Project) COP	3.250%	4/1/34	50	48
San Francisco CA City & County (Moscone Convention Center Expansion Project) COP	4.000%	4/1/37	575	576
San Francisco CA City & County (Multiple Capital Improvement Projects) COP	4.000%	4/1/45	100	100
San Francisco CA City & County GO	5.000%	6/15/25	85	86
San Francisco CA City & County GO	5.000%	6/15/26	225	233
San Francisco CA City & County GO	5.000%	6/15/27	35	37
San Francisco CA City & County GO	5.000%	6/15/27	5	5
San Francisco CA City & County GO	5.000%	6/15/29	185	205
San Francisco CA City & County GO	5.000%	6/15/29	80	86
San Francisco CA City & County GO	5.000%	6/15/29	500	554
San Francisco CA City & County GO	5.000%	6/15/30	70	75
San Francisco CA City & County GO	5.000%	6/15/30	165	186
San Francisco CA City & County GO	5.000%	6/15/31	85	98
San Francisco CA City & County GO	5.000%	6/15/31	185	213
San Francisco CA City & County GO	5.000%	6/15/32	100	117
San Francisco CA City & County GO	5.000%	6/15/32	300	351
San Francisco CA City & County GO	5.000%	6/15/33	80	93
San Francisco CA City & County GO	5.000%	6/15/35	100	119
San Francisco CA City & County GO	2.000%	6/15/39	175	133
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/25	225	226
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/26	105	110
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/26	25	25
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/27	110	114
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/27	10	11
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/28	135	140
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/28	145	154
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/29	65	67
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/29	105	112
San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/30	460	469
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/31	140	145
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/31	75	75

Vanguard® California Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/32	260	275
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/33	10	10
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/33	35	42
San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/34	1,500	1,501
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/34	115	119
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/34	380	400
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/34	160	190
San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/35	800	800
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/35	95	112
San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/36	115	116
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/36	170	200
San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/38	45	48
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/38	27	32
San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/39	380	381
San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/40	40	42
San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/41	135	139
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/43	35	39
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/45	55	59
San Francisco CA Public Utilities Commission Water Revenue	3.000%	11/1/50	75	58
San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/50	25	25
San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/50	300	298
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/50	300	308
San Francisco CA Public Utilities Commission Water Revenue	5.250%	11/1/52	35	39
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/25	65	65
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/25	220	221
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	4.000%	5/1/26	140	142
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/26	300	309
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/26	445	458
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/27	70	74
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/27	90	95
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/28	40	43
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/28	70	75
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/30	135	148
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/31	60	66
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/31	60	68
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/32	160	182
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/33	60	66
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/34	65	71
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/34	125	141
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/35	50	54
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/36	20	22
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/36	65	73
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/37	345	374
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	4.000%	5/1/38	30	31
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/38	150	162
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/39	115	124
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/42	50	57

Vanguard® California Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/43	25	28
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/44	65	72
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/46	980	994
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/47	1,000	1,027
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/48	300	311
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.250%	5/1/48	180	199
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/49	530	555
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/49	100	109
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/50	660	689
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	4.000%	5/1/52	115	112
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/52	160	171
	San Francisco City & County CA Community Facilities District No. 2014-1 Special Tax Revenue	5.000%	9/1/47	885	945
	San Francisco City & County Public Utilities Commission Power Electric Power & Light Revenue	4.000%	11/1/51	150	149
	San Francisco City & County Public Utilities Commission Power Electric Power & Light Revenue	5.000%	11/1/53	50	54
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/28	200	218
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/29	25	28
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/29	75	84
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/30	130	148
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/31	200	231
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/31	25	29
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/32	155	182
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/33	180	210
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/34	10	12
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/35	145	169
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/36	40	46
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/37	10	12
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/38	50	59
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/39	10	11
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/40	50	59
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.250%	10/1/40	110	127
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/42	100	114
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.250%	10/1/42	175	198
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	4.000%	10/1/43	790	788
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/43	350	364
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/43	10	11
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/44	205	224
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	4.000%	10/1/46	200	199
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	4.000%	10/1/48	85	85
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/49	525	576
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	4.000%	10/1/50	145	144
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/54	750	818
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/54	240	262
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue PUT	4.000%	10/1/29	440	462
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue, ETM	1.000%	10/1/25	1,000	985
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue, Prere.	5.000%	4/1/28	5	5
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue, Prere.	5.000%	10/1/32	60	70
[3]	San Francisco City & County Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/41	40	41
	San Francisco Community College District GO	5.000%	6/15/28	190	191
	San Francisco Community College District GO	2.250%	6/15/45	260	178
	San Francisco Community College District GO	3.000%	6/15/45	40	32
	San Francisco Community College District GO	4.000%	6/15/45	135	134
[4]	San Francisco Community College District GO	5.250%	6/15/49	500	552
	San Francisco County Transportation Authority Sales Tax Revenue	4.000%	2/1/26	40	41
	San Francisco County Transportation Authority Sales Tax Revenue	4.000%	2/1/27	175	180
	San Francisco County Transportation Authority Sales Tax Revenue	4.000%	2/1/29	45	46
	San Francisco County Transportation Authority Sales Tax Revenue	3.000%	2/1/30	90	90
	San Francisco County Transportation Authority Sales Tax Revenue	3.000%	2/1/31	85	85
	San Francisco County Transportation Authority Sales Tax Revenue	3.000%	2/1/32	175	174
	San Francisco County Transportation Authority Sales Tax Revenue	3.000%	2/1/33	205	203

Vanguard® California Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Francisco County Transportation Authority Sales Tax Revenue	3.000%	2/1/34	50	49
	San Francisco Municipal Transportation Agency Transit Revenue	4.000%	3/1/46	550	548
	San Francisco Municipal Transportation Agency Transit Revenue	4.000%	3/1/46	505	506
	San Francisco Municipal Transportation Agency Transit Revenue	4.000%	3/1/51	125	124
	San Francisco Municipal Transportation Agency Transit Revenue	5.000%	3/1/51	45	47
	San Francisco Unified School District GO	4.000%	6/15/25	545	548
	San Francisco Unified School District GO	3.500%	6/15/35	15	15
	San Francisco Unified School District GO	5.000%	6/15/38	225	248
	San Francisco Unified School District GO	5.000%	6/15/39	55	61
	San Joaquin County Transportation Authority Measure K Sales Tax Revenue	4.000%	3/1/41	250	250
[3]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/26	25	24
[3]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/28	10	9
[3]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/32	235	183
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	5.000%	1/15/33	40	45
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/34	415	433
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/34	15	16
[3]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/36	125	82
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	5.250%	1/15/49	655	655
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/50	725	700
	San Joaquin Hills Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/27	100	95
	San Joaquin Hills Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/28	170	158
	San Jose CA GO	5.000%	9/1/28	50	54
	San Jose CA GO	5.000%	9/1/31	25	27
	San Jose CA GO	5.000%	9/1/32	125	136
	San Jose CA GO	5.000%	9/1/33	150	163
	San Jose CA GO	5.000%	9/1/34	110	119
	San Jose CA GO	5.000%	9/1/47	100	104
	San Jose Evergreen Community College District GO	3.000%	9/1/41	65	58
	San Jose Evergreen Community College District GO	4.000%	9/1/42	25	26
	San Jose Evergreen Community College District GO	4.000%	9/1/45	85	86
	San Jose Financing Authority Intergovernmental Agreement Revenue	5.000%	11/1/47	1,000	1,096
	San Jose Financing Authority Intergovernmental Agreement Revenue	5.000%	11/1/52	310	337
	San Jose Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	8/1/25	110	111
	San Jose Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	8/1/26	70	72
	San Jose Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	8/1/27	85	90
	San Jose Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	8/1/34	215	226
	San Jose Unified School District GO	5.000%	8/1/32	15	15
	San Juan Unified School District GO	4.000%	8/1/29	150	153
	San Juan Unified School District GO	4.000%	8/1/30	525	534
	San Juan Unified School District GO	4.000%	8/1/46	100	100
	San Juan Unified School District GO	4.000%	8/1/49	200	200
	San Marcos Unified School District GO	0.000%	8/1/51	670	207
[3]	San Mateo County Community College District GO	0.000%	9/1/27	105	98
[3]	San Mateo County Community College District GO	0.000%	9/1/30	50	43
[3]	San Mateo County Community College District GO	0.000%	9/1/32	25	20
[3]	San Mateo County Community College District GO	0.000%	9/1/34	25	18
[3]	San Mateo County Community College District GO	0.000%	9/1/36	50	34
	San Mateo County Community College District GO	5.000%	9/1/45	290	303
[10]	San Mateo County Transit District Sales Tax Revenue VRDO	1.250%	3/3/25	170	170
	San Mateo Foster City CA School District GO	4.000%	8/1/48	230	232
[2]	San Mateo Foster City CA School District GO, 6.625% coupon rate effective 8/1/26	0.000%	8/1/42	100	109
	San Mateo Foster City Public Financing Authority Lease (Non-Terminable) Revenue, ETM	5.000%	8/1/25	220	222
	San Mateo Foster City Public Financing Authority Lease (Non-Terminable) Revenue, ETM	5.000%	8/1/25	985	995
	San Mateo Foster City Public Financing Authority Sewer Revenue (Clean Water Program)	4.000%	8/1/44	365	365
	San Mateo Foster City Public Financing Authority Sewer Revenue (Clean Water Program)	5.000%	8/1/49	50	52
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	3.000%	6/15/46	150	124
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	2.500%	6/15/55	50	32
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	4.000%	7/15/52	655	651
[2]	San Mateo Union High School District GO, 6.450% coupon rate effective 9/1/28	0.000%	9/1/33	100	99
[2]	San Mateo Union High School District GO, 6.700% coupon rate effective 9/1/28	0.000%	9/1/41	1,215	1,302
[2]	San Mateo Union High School District GO, 6.875% coupon rate effective 9/1/34	0.000%	9/1/46	100	80
[2]	San Mateo Union High School District GO, 7.000% coupon rate effective 9/1/34	0.000%	7/1/51	515	407
	San Ramon Valley CA Unified School District GO, Prere.	4.000%	8/1/25	190	191
[1]	Sanger Unified School District (Capital Projects) COP	5.000%	6/1/49	190	193
	Santa Barbara Secondary High School District GO	0.000%	8/1/40	215	114
	Santa Clara County CA GO	5.000%	8/1/31	140	148
	Santa Clara County CA GO	5.000%	8/1/32	10	11
	Santa Clara County CA GO	3.000%	8/1/35	145	142
	Santa Clara County CA GO	3.000%	8/1/36	120	117
	Santa Clara County CA GO	3.250%	8/1/39	5	5

Vanguard® California Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Santa Clara County Financing Authority Lease (Abatement) Revenue	4.000%	5/15/32	90	90
Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/15/34	45	43
Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/15/35	165	157
Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/37	200	190
Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/15/37	200	187
Santa Clara County Financing Authority Lease (Abatement) Revenue	4.000%	5/1/45	300	300
Santa Clara County Financing Authority Lease (Abatement) Revenue	3.125%	5/1/47	310	260
Santa Clara County Financing Authority Lease (Abatement) Revenue	3.125%	5/1/49	200	164
Santa Clara Unified School District GO	3.000%	7/1/34	250	247
Santa Clara Unified School District GO	3.000%	7/1/35	170	166
Santa Clara Unified School District GO	3.000%	7/1/36	120	115
Santa Clara Unified School District GO	3.500%	7/1/42	50	48
Santa Clara Unified School District GO	3.250%	7/1/44	70	62
Santa Clara Unified School District GO	4.000%	7/1/48	80	80
Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/26	150	154
Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/28	115	124
Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/30	15	17
Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/31	65	74
Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/33	20	24
Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/34	215	253
Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/35	15	18
Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/36	95	111
Santa Clara Valley Water District Safe Clean Water COP	5.000%	12/1/26	115	120
Santa Clara Valley Water District Safe Clean Water Lease (Non-Terminable) Revenue	5.000%	8/1/47	70	76
Santa Clara Valley Water District Water Revenue	5.000%	6/1/26	185	191
Santa Clara Valley Water District Water Revenue	5.000%	6/1/41	175	177
Santa Clara Valley Water District Water Revenue	5.000%	6/1/46	95	96
Santa Clara Valley Water District Water Revenue	5.000%	6/1/52	155	170
Santa Clara Valley Water District Water Revenue	5.000%	6/1/54	200	219
Santa Monica-Malibu Unified School District GO	4.000%	8/1/44	285	285
Santa Monica-Malibu Unified School District GO	2.250%	8/1/47	85	55
Santa Rosa CA Wastewater Sewer Revenue	5.000%	9/1/33	50	56
Santa Rosa CA Wastewater Sewer Revenue	5.000%	9/1/34	40	45
Santa Rosa CA Wastewater Sewer Revenue	5.000%	9/1/35	20	22
Santa Rosa High School District GO	5.000%	8/1/53	100	108
Saugus Union School District School Facilities Improvement District No. 2014-1 GO	2.375%	8/1/44	220	158
Sequoia Union High School District GO	5.000%	8/1/30	90	102
Sequoia Union High School District GO	3.000%	7/1/34	105	104
Sequoia Union High School District GO	4.000%	7/1/52	100	100
Sonoma County Junior College District GO	5.000%	8/1/41	25	26
Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/25	265	265
Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/26	25	25
Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/27	130	130
Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/37	50	56
Southern California Public Power Authority Electric Power & Light Revenue (Apex Power Project)	5.000%	7/1/34	25	29
Southern California Public Power Authority Electric Power & Light Revenue (Apex Power Project)	5.000%	7/1/35	100	116
Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/35	5	6
Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/39	30	33
Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/40	10	11
Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/48	1,000	1,058
Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.250%	7/1/53	250	268
Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.250%	7/1/53	75	80
Southern California Public Power Authority Electric Power & Light Revenue (Windy Point/Windy Flats Project)	5.000%	7/1/25	10	10
Southern California Public Power Authority Electric Power & Light Revenue (Windy Point/Windy Flats Project)	5.000%	7/1/26	300	307
Southern California Public Power Authority Electric Power & Light Revenue (Windy Point/Windy Flats Project)	5.000%	7/1/27	135	141
Southern California Public Power Authority Electric Power & Light Revenue (Windy Point/Windy Flats Project)	5.000%	7/1/28	20	21
Southern California Public Power Authority Electric Power & Light Revenue (Windy Point/Windy Flats Project)	5.000%	7/1/29	25	27
Southern California Public Power Authority Electric Power & Light Revenue (Windy Point/Windy Flats Project)	5.000%	7/1/30	75	82
Southern California Public Power Authority Intergovernmental Agreement Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/32	20	23
Southern California Public Power Authority Intergovernmental Agreement Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/44	100	108
Southern California Public Power Authority Intergovernmental Agreement Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/49	230	244

Vanguard® California Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Southern Transmission System Renewal Project)	5.250%	7/1/49	100	108
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/53	335	355
	Southwestern Community College District GO	2.375%	8/1/46	250	171
	Southwestern Community College District GO	4.000%	8/1/46	275	276
	Southwestern Community College District GO	4.000%	8/1/47	305	305
	Southwestern Community College District GO, Prere.	5.000%	8/1/25	125	126
	State Center Community College District GO	5.000%	8/1/47	75	81
	Sunnyvale Financing Authority Lease (Abatement) Revenue (Civic Center Project)	4.000%	4/1/45	30	30
	Sunnyvale Financing Authority Lease (Abatement) Revenue (Civic Center Project)	4.000%	4/1/50	450	449
[1]	Sweetwater Union High School District GO	3.375%	8/1/40	55	52
	Transbay Joint Powers Authority Tax Increment/Allocation Revenue	5.000%	10/1/49	200	202
	Tuolumne Wind Project Authority Electric Power & Light Revenue (Tuolumne Wind Project)	5.000%	1/1/26	25	26
	Tuolumne Wind Project Authority Electric Power & Light Revenue (Tuolumne Wind Project)	5.000%	1/1/27	50	52
	Tuolumne Wind Project Authority Electric Power & Light Revenue (Tuolumne Wind Project)	5.000%	1/1/28	165	173
	Turlock Irrigation District Electric Power & Light Revenue	5.000%	1/1/41	725	746
	Turlock Irrigation District Electric Power & Light Revenue	5.000%	1/1/41	140	151
	Turlock Irrigation District Electric Power & Light Revenue	5.000%	1/1/44	165	176
	Turlock Irrigation District Electric Power & Light Revenue	5.000%	1/1/46	50	51
[1]	Twin Rivers Unified School District GO	0.000%	8/1/38	280	159
[1]	Twin Rivers Unified School District GO	0.000%	8/1/41	175	84
[1]	Twin Rivers Unified School District GO	3.375%	8/1/43	70	63
[1]	Twin Rivers Unified School District GO	0.000%	8/1/44	160	67
	University of California College & University Revenue	5.000%	5/15/25	65	65
	University of California College & University Revenue	5.000%	5/15/25	290	291
	University of California College & University Revenue	5.000%	5/15/25	50	50
	University of California College & University Revenue	5.000%	5/15/25	400	402
	University of California College & University Revenue	5.000%	5/15/26	60	62
	University of California College & University Revenue	5.000%	5/15/26	355	357
	University of California College & University Revenue	5.000%	5/15/26	170	175
	University of California College & University Revenue	5.000%	5/15/26	595	613
	University of California College & University Revenue	5.000%	5/15/26	420	433
	University of California College & University Revenue	5.000%	5/15/26	400	412
	University of California College & University Revenue	4.000%	5/15/27	65	67
	University of California College & University Revenue	5.000%	5/15/27	255	256
	University of California College & University Revenue	5.000%	5/15/27	45	47
	University of California College & University Revenue	5.000%	5/15/27	40	42
	University of California College & University Revenue	5.000%	5/15/27	45	47
	University of California College & University Revenue	5.000%	5/15/27	210	221
	University of California College & University Revenue	5.000%	5/15/27	400	422
	University of California College & University Revenue	5.000%	5/15/28	120	121
	University of California College & University Revenue	5.000%	5/15/28	35	38
	University of California College & University Revenue	5.000%	5/15/28	280	295
	University of California College & University Revenue	5.000%	5/15/28	400	431
	University of California College & University Revenue	5.000%	5/15/28	115	124
	University of California College & University Revenue	5.000%	5/15/28	400	431
	University of California College & University Revenue	3.250%	5/15/29	500	501
	University of California College & University Revenue	5.000%	5/15/29	35	38
	University of California College & University Revenue	5.000%	5/15/29	125	137
	University of California College & University Revenue	5.000%	5/15/29	330	362
	University of California College & University Revenue	5.000%	5/15/29	170	179
	University of California College & University Revenue	5.000%	5/15/29	210	231
	University of California College & University Revenue	5.000%	5/15/29	245	269
	University of California College & University Revenue	5.000%	5/15/29	365	401
	University of California College & University Revenue	5.000%	5/15/29	500	549
	University of California College & University Revenue	3.250%	5/15/30	15	15
	University of California College & University Revenue	4.000%	5/15/30	65	67
	University of California College & University Revenue	5.000%	5/15/30	280	294
	University of California College & University Revenue	5.000%	5/15/30	70	72
	University of California College & University Revenue	5.000%	5/15/30	20	22
	University of California College & University Revenue	5.000%	5/15/30	50	56
	University of California College & University Revenue	5.000%	5/15/30	250	279
	University of California College & University Revenue	5.000%	5/15/30	175	196
	University of California College & University Revenue	5.000%	5/15/31	20	21
	University of California College & University Revenue	5.000%	5/15/31	75	79
	University of California College & University Revenue	5.000%	5/15/31	275	276
	University of California College & University Revenue	5.000%	5/15/31	50	57
	University of California College & University Revenue	5.000%	5/15/31	130	148
	University of California College & University Revenue	5.000%	5/15/31	205	233

Vanguard® California Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
University of California College & University Revenue	5.000%	5/15/31	50	57
University of California College & University Revenue	5.000%	5/15/31	65	73
University of California College & University Revenue	5.000%	5/15/31	1,000	1,136
University of California College & University Revenue	5.000%	5/15/32	50	53
University of California College & University Revenue	5.000%	5/15/32	25	25
University of California College & University Revenue	5.000%	5/15/32	210	234
University of California College & University Revenue	5.000%	5/15/32	1,065	1,228
University of California College & University Revenue	5.000%	5/15/32	150	173
University of California College & University Revenue	5.000%	5/15/32	125	131
University of California College & University Revenue	5.000%	5/15/32	145	167
University of California College & University Revenue	5.000%	5/15/32	355	409
University of California College & University Revenue	5.000%	5/15/32	65	75
University of California College & University Revenue	5.000%	5/15/33	10	11
University of California College & University Revenue	5.000%	5/15/33	70	72
University of California College & University Revenue	5.000%	5/15/33	25	29
University of California College & University Revenue	5.000%	5/15/33	180	210
University of California College & University Revenue	5.000%	5/15/33	10	11
University of California College & University Revenue	5.000%	5/15/33	190	222
University of California College & University Revenue	5.000%	5/15/33	85	99
University of California College & University Revenue	5.000%	5/15/33	85	99
University of California College & University Revenue	5.000%	5/15/33	1,400	1,634
University of California College & University Revenue	5.000%	5/15/34	60	61
University of California College & University Revenue	5.000%	5/15/34	365	404
University of California College & University Revenue	5.000%	5/15/34	270	314
University of California College & University Revenue	5.000%	5/15/34	115	136
University of California College & University Revenue	5.000%	5/15/34	160	189
University of California College & University Revenue	5.000%	5/15/34	200	236
University of California College & University Revenue	5.000%	5/15/35	20	20
University of California College & University Revenue	5.000%	5/15/35	15	16
University of California College & University Revenue	5.000%	5/15/35	95	105
University of California College & University Revenue	5.000%	5/15/35	10	11
University of California College & University Revenue	5.000%	5/15/35	565	654
University of California College & University Revenue	5.000%	5/15/35	620	717
University of California College & University Revenue	5.000%	5/15/35	495	581
University of California College & University Revenue	5.000%	5/15/35	40	47
University of California College & University Revenue	5.000%	5/15/35	605	710
University of California College & University Revenue	5.000%	5/15/35	215	256
University of California College & University Revenue	5.000%	5/15/36	215	224
University of California College & University Revenue	5.000%	5/15/36	80	88
University of California College & University Revenue	5.000%	5/15/36	25	28
University of California College & University Revenue	5.000%	5/15/36	450	518
University of California College & University Revenue	5.000%	5/15/36	350	408
University of California College & University Revenue	5.000%	5/15/36	180	188
University of California College & University Revenue	5.000%	5/15/36	55	64
University of California College & University Revenue	5.000%	5/15/36	500	591
University of California College & University Revenue	5.000%	5/15/37	100	104
University of California College & University Revenue	5.000%	5/15/37	55	58
University of California College & University Revenue	5.000%	5/15/37	75	85
University of California College & University Revenue	5.000%	5/15/37	30	34
University of California College & University Revenue	5.000%	5/15/37	120	139
University of California College & University Revenue	5.000%	5/15/37	590	685
University of California College & University Revenue	5.000%	5/15/37	500	588
University of California College & University Revenue	5.000%	5/15/37	375	441
University of California College & University Revenue	5.000%	5/15/38	110	116
University of California College & University Revenue	5.000%	5/15/38	600	685
University of California College & University Revenue	5.000%	5/15/38	500	578
University of California College & University Revenue	5.000%	5/15/38	250	289
University of California College & University Revenue	5.000%	5/15/38	500	586
University of California College & University Revenue	5.000%	5/15/38	285	334
University of California College & University Revenue	5.000%	5/15/39	95	103
University of California College & University Revenue	5.000%	5/15/39	55	62
University of California College & University Revenue	5.000%	5/15/39	210	241
University of California College & University Revenue	5.000%	5/15/39	265	304
University of California College & University Revenue	4.000%	5/15/40	125	128
University of California College & University Revenue	5.000%	5/15/40	75	75
University of California College & University Revenue	5.000%	5/15/40	380	433
University of California College & University Revenue	5.000%	5/15/40	10	11
University of California College & University Revenue	5.000%	5/15/40	600	692
University of California College & University Revenue	5.500%	5/15/40	260	304
University of California College & University Revenue	5.000%	5/15/41	465	473

Vanguard® California Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
University of California College & University Revenue	5.000%	5/15/41	15	16
University of California College & University Revenue	5.000%	5/15/41	255	285
University of California College & University Revenue	5.000%	5/15/41	25	28
University of California College & University Revenue	5.000%	5/15/41	70	79
University of California College & University Revenue	5.000%	5/15/42	30	33
University of California College & University Revenue	5.000%	5/15/42	475	534
University of California College & University Revenue	5.250%	5/15/42	240	250
University of California College & University Revenue	5.000%	5/15/43	60	63
University of California College & University Revenue	5.000%	5/15/43	75	80
University of California College & University Revenue	5.000%	5/15/43	215	238
University of California College & University Revenue	5.000%	5/15/43	70	78
University of California College & University Revenue	5.000%	5/15/43	185	207
University of California College & University Revenue	5.000%	5/15/44	160	178
University of California College & University Revenue	4.000%	5/15/45	205	205
University of California College & University Revenue	4.000%	5/15/46	135	134
University of California College & University Revenue	5.000%	5/15/46	100	101
University of California College & University Revenue	4.000%	5/15/47	345	343
University of California College & University Revenue	5.000%	5/15/47	65	67
University of California College & University Revenue	5.250%	5/15/47	160	165
University of California College & University Revenue	5.000%	5/15/49	60	63
University of California College & University Revenue	2.500%	5/15/50	50	33
University of California College & University Revenue	4.000%	5/15/50	235	233
University of California College & University Revenue	4.000%	5/15/51	500	495
University of California College & University Revenue	5.000%	5/15/52	1,025	1,103
University of California College & University Revenue	5.000%	5/15/54	275	300
University of California College & University Revenue	5.250%	5/15/58	25	26
University of California College & University Revenue (Limited Project)	4.000%	5/15/25	75	75
University of California College & University Revenue (Limited Project)	5.000%	5/15/26	865	869
University of California College & University Revenue (Limited Project)	5.000%	5/15/27	45	47
University of California College & University Revenue (Limited Project)	5.000%	5/15/28	100	100
University of California College & University Revenue (Limited Project)	5.000%	5/15/28	60	65
University of California College & University Revenue (Limited Project)	5.000%	5/15/30	375	377
University of California College & University Revenue (Limited Project)	5.000%	5/15/30	120	126
University of California College & University Revenue (Limited Project)	5.000%	5/15/31	50	50
University of California College & University Revenue (Limited Project)	5.000%	5/15/31	15	16
University of California College & University Revenue (Limited Project)	5.000%	5/15/31	10	11
University of California College & University Revenue (Limited Project)	5.000%	5/15/32	85	85
University of California College & University Revenue (Limited Project)	5.000%	5/15/32	100	105
University of California College & University Revenue (Limited Project)	5.000%	5/15/33	60	63
University of California College & University Revenue (Limited Project)	5.000%	5/15/34	210	220
University of California College & University Revenue (Limited Project)	5.000%	5/15/34	185	208
University of California College & University Revenue (Limited Project)	5.000%	5/15/35	105	107
University of California College & University Revenue (Limited Project)	5.000%	5/15/35	110	115
University of California College & University Revenue (Limited Project)	5.000%	5/15/35	145	163
University of California College & University Revenue (Limited Project)	4.000%	5/15/36	185	186
University of California College & University Revenue (Limited Project)	4.000%	5/15/36	30	32
University of California College & University Revenue (Limited Project)	4.000%	5/15/36	75	75
University of California College & University Revenue (Limited Project)	4.000%	5/15/37	80	84
University of California College & University Revenue (Limited Project)	5.000%	5/15/37	20	21
University of California College & University Revenue (Limited Project)	4.000%	5/15/38	60	62
University of California College & University Revenue (Limited Project)	4.000%	5/15/39	230	238
University of California College & University Revenue (Limited Project)	5.000%	5/15/39	110	116
University of California College & University Revenue (Limited Project)	5.000%	5/15/40	200	201
University of California College & University Revenue (Limited Project)	4.000%	5/15/41	100	102
University of California College & University Revenue (Limited Project)	5.000%	5/15/42	1,010	1,046
University of California College & University Revenue (Limited Project)	5.000%	5/15/43	270	282
University of California College & University Revenue (Limited Project)	4.000%	5/15/46	750	743
University of California College & University Revenue (Limited Project)	5.000%	5/15/46	750	808
University of California College & University Revenue (Limited Project)	4.000%	5/15/47	130	129
University of California College & University Revenue (Limited Project)	5.000%	5/15/47	675	693
University of California College & University Revenue (Limited Project)	4.000%	5/15/48	190	187
University of California College & University Revenue (Limited Project)	5.000%	5/15/48	60	62
University of California College & University Revenue (Limited Project)	3.000%	5/15/51	580	469
University of California College & University Revenue (Limited Project)	4.000%	5/15/51	100	98
University of California College & University Revenue (Limited Project)	5.000%	5/15/51	50	51
University of California College & University Revenue (Limited Project)	5.000%	5/15/52	180	184
University of California College & University Revenue (Limited Project)	5.000%	5/15/58	1,090	1,124
University of California College & University Revenue (Limited Project)	5.500%	5/15/58	50	52
University of California College & University Revenue (Limited Project), ETM	5.000%	5/15/25	200	201
University of California College & University Revenue VRDO	1.000%	3/3/25	25	25

Vanguard® California Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of California College & University Revenue VRDO	1.000%	3/3/25	45	45
	University of California College & University Revenue, ETM	5.000%	5/15/25	10	10
	Upland Unified School District GO	0.000%	8/1/50	1,295	415
	Upper Santa Clara Valley Joint Powers Authority Intergovernmental Agreement Revenue	4.000%	8/1/50	225	223
	Ventura County Community College District GO, Prere.	5.000%	8/1/25	135	136
	Ventura County Community College District GO, Prere.	5.000%	8/1/25	55	56
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/27	100	104
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/27	205	215
[9]	West Contra Costa Unified School District GO	0.000%	8/1/27	75	70
[9]	West Contra Costa Unified School District GO	0.000%	8/1/29	665	578
[9]	West Contra Costa Unified School District GO	0.000%	8/1/32	350	274
[1]	West Contra Costa Unified School District GO	3.000%	8/1/45	150	126
	West Contra Costa Unified School District GO	5.000%	8/1/45	100	100
[4]	West Contra Costa Unified School District GO	5.000%	8/1/49	1,000	1,088
	West Contra Costa Unified School District GO	4.000%	8/1/54	175	171
	West Contra Costa Unified School District GO	4.000%	8/1/54	55	54
	West Contra Costa Unified School District GO	4.000%	8/1/54	50	49
[4]	West Contra Costa Unified School District GO	5.000%	8/1/54	195	211
	West Valley-Mission Community College District GO	5.000%	8/1/32	180	190
	West Valley-Mission Community College District GO	4.000%	8/1/34	835	855
	Westside Union School District GO	0.000%	8/1/50	100	31
	William S Hart Union High School District GO	0.000%	8/1/33	150	113
[1]	William S Hart Union High School District GO	0.000%	8/1/34	125	91
	William S Hart Union High School District GO	3.500%	8/1/38	285	282
	Yosemite Community College District GO, Prere.	5.000%	8/1/25	170	172
	Yosemite Community College District GO, Prere.	5.000%	8/1/25	95	96
Total Tax-Exempt Municipal Bonds (Cost $491,264)					491,456
Total Investments (99.1%) (Cost $491,264)					491,456
Other Assets and Liabilities—Net (0.9%)					4,308
Net Assets (100%)					495,764
Cost is in $000.
1	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
2	Step bond.
3	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
4	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
5	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of February 28, 2025.
6	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
7	Scheduled principal and interest payments are guaranteed by Financial Guaranty Insurance Co.
8	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2025, the aggregate value was $66,000, representing 0.0% of net assets.
9	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
10	Scheduled principal and interest payments are guaranteed by bank letter of credit.
COP—Certificate of Participation.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
Prere.—Prerefunded.
PUT—Put Option Obligation.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At February 28, 2025, 100% of the market value of the fund’s investments was determined based on Level 2 inputs.